[LOGO] MERRILL LYNCH

Investment Managers





Semi-Annual Report






MERRILL LYNCH FUNDS
FOR INSTITUTIONS SERIES
-----------------------


Merrill Lynch Premier
     Institutional Fund

Merrill Lynch
     Institutional Fund

Merrill Lynch
     Government Fund

Merrill Lynch
     Treasury Fund

Merrill Lynch Institutional
     Tax-Exempt Fund














October 31, 2001

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     We are pleased to provide you with this Semi-Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the six months ended October 31, 2001, the Fund's net annualized yield was 3.80%. The Fund's seven-day net annualized yield as of October 31, 2001 was 2.77%. The average portfolio maturity for Merrill Lynch Premier Institutional Fund at October 31, 2001 was 56 days compared to 71 days at April 30, 2001.

     During the six-month period ended October 31, 2001, Merrill Lynch Premier Institutional Fund maintained an average life ranging from a low of 52 days to a high of 85 days. A sluggish economy, combined with the tragic events of September 11, triggered a more aggressive easing of monetary policy by the Federal Reserve Board.

     Much of our effort early in the period focused on maintaining our average life in the longer end of the allowable bands. This was accomplished mainly by purchasing agency coupons in the 18-month - 24-month range. As the short end of the yield curve (anticipating more interest rate cuts) inverted, we increased our positions in floating rate securities by focusing on those which reset off of the shortest indexes possible, the Federal Funds rate and the prime rate. Recently, with the expectation that the Federal Reserve Board is nearing the end of its easing cycle, we actively sought to decrease the Fund's average life, as we believed that longer maturities could be vulnerable to a rapid curve steepening.

     Looking ahead, although we believe that the U.S. economy is currently in a recession, the massive monetary stimulus that already occurred in 2001, along with the proposed fiscal stimulus, should allow for renewed economic activity by mid-2002.

Merrill Lynch Institutional Fund

     For the six months ended October 31, 2001, the Fund's net annualized yield was 3.68%. The Fund's seven-day net annualized yield of October 31, 2001 was 2.62%. The average portfolio maturity for the Merrill Lynch Institutional Fund at October 31, 2001 was 54 days compared to 53 days at April 30, 2001.

     During the six-month period ended October 31, 2001, Merrill Lynch Institutional Fund maintained an average life ranging from a low of 45 days to a high of 60 days. A sluggish, economy combined with the tragic events of September 11, triggered a more aggressive easing of monetary policy by the Federal Reserve Board.

     Much of our effort early in the period focused on maintaining our average life in the longer end of the allowable bands. This was accomplished mainly by purchasing agency coupons in the 18-month - 24-month period. As the short-end of the yield curve (anticipating more interest rate cuts) inverted, we increased our positions in floating rate securities by focusing on those which reset off of the shortest indexes possible, the Federal Funds rate and the prime rate. Recently, with the expectation that the Federal Reserve Board is nearing the end of its easing cycle, we have actively sought to decrease the Fund's average life, as we believe that longer maturities could be vulnerable to a rapid curve steepening.

     Looking ahead, although we believe that U.S. economy is currently in a recession, the massive monetary stimulus that already occurred in 2001, along with the proposed fiscal stimulus, should allow for renewed economic activity by mid-2002.

Merrill Lynch Government Fund

     For the six months ended October 31, 2001, the Fund's net annualized yield was 3.60%. The Fund's seven-day net annualized yield as of October 31, 2001 was 2.57%. The average portfolio maturity for Merrill Lynch Government Fund at October 31, 2001 was 47 days compared to 58 days at April 30, 2001.

     During the six-month period ended October 31, 2001, Merrill Lynch Government Fund operated toward the upper end of our allowable average life band as interest rates fell in response to anemic economic data. The Federal Reserve Board cut interest rates by 200 basis points (2.00%) during this time frame in an effort to revive the economy. Expectations for economic recovery have been delayed until mid-2002, which may allow for further interest rate reductions.

     As we began the period, inflows into the Fund as a result of the Federal Reserve Board's May 15 cut of 50 basis points forced us to increase our overnight position to nearly 50%. A relatively steep yield curve allowed us to target three-month discount notes and, as average life permitted, 12-month - 18-month agency issues. We believed that given the accommodative nature of the Federal Reserve Board, the yield curve would invert in the front-end, prompting us to increase our floating rate position. In particular, we favored Treasury bill-based floaters, since we expected that over time, the U.S. Treasury would be more inclined to front-load its financing. The market's negative response to the Federal Reserve Board's late June and August interest rate cuts, which totaled 50 basis points, allowed us to maintain our investment position, while selectively adding to our longer-dated holdings at levels well above financing.

     The tragic events of September 11 forced the Federal Reserve Board to reduce interest rates aggressively, first on an emergency basis and then at its regularly scheduled meetings, to ensure liquidity and stimulate growth. These recent moves drove interest rates to their lowest levels in more than 40 years. As a result, we tempered our view and reduced our average life into the low 50-day range. Our current structure still favors holding a greater portion of the assets in floating-rate products and in overnight repurchase agreements, while limiting our new purchases to the three-month sector. Additionally, we increased our Treasury holdings as quality spreads narrowed considerably.

Merrill Lynch Treasury Fund

     For the six months ended October 31, 2001, the Fund's net annualized yield was 3.36%. The Fund's seven-day net annualized yield as of October 31, 2001 was 2.36%. The average portfolio maturity for Merrill Lynch Treasury Fund at October 31, 2001 was 51 days compared to 57 days at April 30, 2001.

     During the six month period ended October 31, 2001, Merrill Lynch Treasury Fund operated toward the upper end of our allowable average life band as interest rates fell in response to anemic economic data. The Federal Reserve Board cut interest rates by 200 basis points (2.00%) during this time frame in an effort to revive the economy. Expectations for economic recovery have been delayed until mid-2002, which may allow for further interest rate reductions.

     As we began the period, our focus was on adapting to the directional changes in the yield curve. Originally, the yield curve was positively sloped out to the three-month sector and was relatively flat from three months to six months. The early arrival of the four-week Treasury bill in July inverted the yield curve from the one-month sector out to the six-month sector. Further out on the yield curve, an increased supply in the two-year sector allowed yields to mirror financing levels, prompting us to adapt to a more barbelled structure. However, our ability to hold a sizable portion of the Fund's assets in this sector was limited by average life constraints.

     Recent tragic events forced the Federal Reserve Board to reduce interest rates even more aggressively to ensure liquidity and promote growth. These moves drove interest rates to their lowest levels in more than 40 years. Additionally, financing in the aftermath of September 11, coupled with lower tax receipts, will place a greater strain on the U.S. Treasury to increase immediate funding. We believe they will respond by increasing the issuance of Treasury bills and two-year Treasury notes. In light of these events, we reduced our average life into the low 50-day range. Our current approach still favors a barbelled structure, but we will be more judicious in adding longer exposure.

Merrill Lynch Institutional Tax-Exempt Fund

     For the six months ended October 31, 2001, the Fund's net annualized yield was 2.57%. The Fund's seven-day net annualized yield as of October 31, 2001 was 2.10%. The average portfolio maturity for the Merrill Lynch Institutional Tax-Exempt Fund at October 31, 2001 was 30 days compared to 26 days at April 30, 2001.

     Since our last report to shareholders, we continued to employ a neutral investment strategy in managing the Fund during the six-month period ended October 31, 2001. Although overall economic conditions were weak, consumer spending remained stable, while the housing sector continued to report positive growth. The Federal Reserve Board lowered the Federal Funds rate an additional 150 basis points (1.50) up to and by its August 21 meeting. At this time, investors were anticipating that economic conditions were beginning to stabilize and that the Federal Reserve Board might be nearing an end to its easing cycle. The Fund was well-positioned and performed well as we negotiated the appropriate balance of variable rate demand note (VRDN) securities, tax-exempt commercial paper (TECP) and municipal notes with six-month - one-year maturities, while average life fluctuated in the 35-day range. After experiencing tax-related redemptions in April, the Fund's net assets encountered a tremendous surge in subscriptions during the month of May as net assets increased approximately 21% to $3.82 billion on May 29, 2001. The Fund's asset swings became volatile, as fluctuations of $100 million were common in June before stabilizing in July.

     In August, we began to increase our VRDN holdings, as yields on longer-dated municipal notes became expensive relative to its taxable counterparts. However, the events of September 11 altered the economic outlook and potentially delayed any economic recovery. The Federal Reserve Board in an abrupt fashion lowered the Federal Funds rate an additional 100 basis points in the following three weeks of the attacks to its current level of 2.50%, to provide liquidity to the system and hold off the sudden economic downturn. Although the short-term municipal market followed its taxable counterparts, yields did not fall as quickly, offering investors an attractive alternative to the taxable money funds. The Fund experienced a second surge in subscriptions during the month of October, as net assets grew and ended the period at $4.23 billion.

     Going forward, it is unclear how low the Federal Reserve will push short-term interest rates. We are experiencing an unprecedented turn of events that have made it difficult to anticipate what will happen next. We will pursue a conservative strategy while looking for opportunities in yield spreads between VRDN securities, TECP securities and longer-dated municipal notes to take advantage of. During this extraordinary period of time, we will continue to focus on the preservation of principal, while monitoring both the credit quality of the Fund and the effect that the terrorists attacks have on the various local economies and their budgets. We will continue to assess the changing market conditions and react accordingly.

     We thank you for your continued interest in Merrill Lynch Funds For Institutions Series, and we look forward to serving you in the months and years ahead.

Sincerely,



/s/ Terry K. Glenn                                            /s/ P. Michael Walsh
Terry K. Glenn                                                P. Michael Walsh
President and Trustee                                         Vice President and Portfolio Manager
Merrill Lynch Funds For Institutions Series                   Merrill Lynch Premier Institutional Fund
                                                              Merrill Lynch Institutional Fund



/s/ Kevin A. Schiatta                                         /s/ John Ng
Kevin A. Schiatta                                             John Ng
Vice President and Portfolio Manager                          Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt Fund                   Merrill Lynch Government Fund
                                                              Merrill Lynch Treasury Fund










November 29, 2001

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT       $ 65,000,000  Federal Farm Credit Banks ...............   5.90%    06/27/02        $ 66,604,688
AGENCY                  42,825,000  Federal Home Loan Banks .................   6.75     02/15/02          43,391,399
ISSUES -- 13.6%         50,000,000  Federal Home Loan Banks .................   7.25     05/15/02          51,370,150
                        75,000,000  Federal Home Loan Banks .................   6.75     08/15/02          77,711,092
                       140,000,000  Federal Home Loan Banks .................   6.25     11/15/02         145,823,986
                       544,000,000  Federal Home Loan Banks .................   6.38     11/15/02         567,325,035
                       105,000,000  Federal Home Loan Banks .................   5.25     01/10/03         107,264,063
                        75,000,000  Federal Home Loan Banks .................   5.45     01/10/03          75,468,750
                       325,000,000  Federal Home Loan Banks .................   5.13     01/13/03         335,906,025
                        25,000,000  Federal Home Loan Banks .................   5.37     01/16/03          25,164,063
                       100,000,000  Federal Home Loan Banks .................   4.50     04/25/03         102,805,500
                        62,900,000  Federal Home Loan Mortgage Corp. ........   6.25     10/15/02          65,331,393
                        50,000,000  Federal Home Loan Mortgage Corp. ........   5.65     01/10/03          50,314,445
                        50,000,000  Federal Home Loan Mortgage Corp. ........   4.75     03/15/03          51,582,795
                        35,000,000  Federal National Mortgage Assoc. ........   6.63     01/15/02          35,320,631
                        65,000,000  Federal National Mortgage Assoc. ........   6.75     08/15/02          67,342,919
                        70,000,000  Federal National Mortgage Assoc. ........   6.38     10/15/02          72,784,662
                       150,000,000  Federal National Mortgage Assoc. ........   6.25     11/15/02         156,247,620
                       150,000,000  Federal National Mortgage Assoc. ........   4.80     05/07/03         152,062,500
                        68,700,000  Federal National Mortgage Assoc. ........   4.55     06/26/03          69,773,438
                       450,000,000  Federal Home Loan Banks D/N .............   2.30     12/21/01         448,562,500
                        84,194,000  Federal Home Loan Banks D/N .............   2.30     12/26/01          83,898,152
                       116,667,000  Federal Home Loan Mortgage Corp. D/N ....   3.69     12/06/01         116,248,457
                        38,909,000  Federal Home Loan Mortgage Corp. D/N ....   3.69     12/14/01          38,737,509
                        19,650,000  Federal Home Loan Mortgage Corp. D/N ....   3.68     12/21/01          19,549,567
                       400,000,000  Federal Home Loan Mortgage Corp. D/N ....   2.29     12/26/01         398,600,556
                       350,000,000  Federal Home Loan Mortgage Corp. D/N ....   3.66     12/26/01         348,042,917
                        29,625,000  Federal Home Loan Mortgage Corp. D/N ....   2.30     12/31/01          29,521,309


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT      $ 250,000,000  Federal National Mortgage Assoc. D/N ....   3.10%   11/05/01       $  249,913,889
AGENCY ISSUES            7,663,000  Federal National Mortgage Assoc. D/N ....   3.69    12/03/01            7,637,865
(CONTINUED)            500,000,000  Federal National Mortgage Assoc. D/N ....   2.30    12/13/01          498,658,333
                       100,000,000  Federal National Mortgage Assoc. D/N ....   3.49    12/13/01           99,592,833
                       500,000,000  Federal National Mortgage Assoc. D/N ....   2.33    12/14/01          498,608,472
                       248,630,000  Federal National Mortgage Assoc. D/N ....   3.48    12/20/01          247,452,322
                        75,000,000  Federal National Mortgage Assoc. D/N ....   3.49    12/20/01           74,643,729
                       150,000,000  Federal National Mortgage Assoc. D/N ....   3.52    12/27/01          149,178,667
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES (COST $5,580,924,867) ............                           5,628,442,231
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT        300,000,000  Federal Home Loan Banks .................   2.35    08/20/02          299,964,120
AGENCY                 250,000,000  Federal Home Loan Banks .................   2.49    08/23/02          249,884,708
ISSUES --            1,100,000,000  Federal Home Loan Banks .................   2.52    11/14/02        1,099,722,649
VARIABLE RATE --       490,000,000  Federal Home Loan Banks .................   2.49    02/03/03          489,727,322
25.2%                  300,000,000  Federal Home Loan Banks .................   2.29    02/26/03          299,855,662
                       655,000,000  Federal Home Loan Banks .................   2.45    03/06/03          654,543,675
                       375,000,000  Federal Home Loan Banks .................   2.54    03/12/03          374,698,517
                       220,000,000  Federal Home Loan Banks .................   2.40    03/14/03          219,822,076
                       650,000,000  Federal Home Loan Banks .................   2.12    04/30/03          649,418,120
                       500,000,000  Federal National Mortgage Assoc. ........   2.37    07/19/02          500,000,000
                       200,000,000  Federal National Mortgage Assoc. ........   2.30    07/23/02          199,982,641
                       170,000,000  Federal National Mortgage Assoc. ........   2.27    07/26/02          169,975,415
                       825,000,000  Federal National Mortgage Assoc. ........   2.54    12/06/02          824,717,518
                       400,000,000  Federal National Mortgage Assoc. ........   2.56    12/18/02          399,890,831
                       300,000,000  Federal National Mortgage Assoc. ........   2.48    12/23/02          299,841,950
                       750,000,000  Federal National Mortgage Assoc. ........   2.48    12/27/02          749,601,775
                       500,000,000  Federal National Mortgage Assoc. ........   2.53    02/03/03          500,000,000
                       250,000,000  Federal National Mortgage Assoc. ........   2.57    02/19/03          249,894,373
                       200,000,000  Federal National Mortgage Assoc. ........   2.32    02/20/03          199,923,183
                       294,000,000  Student Loan Marketing Assoc. ...........   2.59    02/26/02          293,964,291
                       100,000,000  Student Loan Marketing Assoc. ...........   2.56    03/11/02           99,982,976


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT      $ 200,000,000  Student Loan Marketing Assoc. ...........   2.56%   03/18/02        $ 199,964,120
AGENCY                 450,000,000  Student Loan Marketing Assoc. ...........   2.56    04/12/02          449,943,527
ISSUES --              100,000,000  Student Loan Marketing Assoc. ...........   2.59    04/24/02           99,995,547
VARIABLE RATE          529,000,000  Student Loan Marketing Assoc. ...........   2.57    12/06/02          528,886,825
(CONTINUED)            350,000,000  Student Loan Marketing Assoc. ..........    2.57    06/20/03          349,944,650
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES -- VARIABLE RATE
                                    (COST $10,454,148,599) ..................                          10,454,146,471
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF         75,000,000  First Tennessee Bank, N.A. ..............   3.55    11/08/01           75,000,000
DEPOSIT -- 0.3%         50,000,000  National City Bank, OH ..................   6.38    12/07/01           50,000,235
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CERTIFICATES OF DEPOSIT
                                    (COST $125,000,235) .....................                             125,000,235
-----------------------------------------------------------------------------------------------------------------------
EURO CERTIFICATES      114,000,000  Abbey National Treasury Services PLC,       5.21     02/20/02         115,073,709
OF DEPOSIT -- 4.1%                     London ...............................
                       175,000,000  Abbey National Treasury Services PLC,
                                       London ...............................   4.52     04/17/02         176,936,970
                       100,000,000  Abbey National Treasury Services PLC,
                                       London ...............................   4.31     05/01/02         101,093,870
                       100,000,000  ABN-AMRO Bank N.V., London ..............   4.19     11/01/01         100,000,000
                        50,000,000  Australia & New Zealand Banking Group,
                                       London ...............................   3.55     12/31/01          50,113,775
                       100,000,000  Bank of Scotland, London ................   3.31     03/11/02         100,444,610
                       100,000,000  Barclays Bank PLC, London ...............   4.34     04/24/02         101,068,020
                        50,000,000  Barclays Bank PLC, London ...............   4.29     04/25/02          50,525,000
                        35,000,000  Barclays Bank PLC, London ...............   4.27     04/29/02          35,371,906
                       230,000,000  Halifax PLC .............................   2.28     12/27/01         230,010,539
                       100,000,000  KBC Bank, NV ............................   3.86     12/06/01         100,003,621
                        47,000,000  Landesbank Baden-Wurttemberg, London ....   6.15     12/18/01          47,000,578
                        57,000,000  Lloyds TSB Bank PLC .....................   6.09     12/20/01          57,006,436
                        50,000,000  Lloyds TSB Bank PLC .....................   6.03     12/24/01          50,002,081
                       125,000,000  Lloyds TSB Bank PLC .....................   2.27     12/31/01         125,022,412


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
EURO CERTIFICATES    $ 150,000,000  National Australia Bank Limited,
OF DEPOSIT                             London ...............................   4.28%    04/23/02      $  151,550,970
(CONTINUED)            100,000,000  San Paolo IMI U.S. Financial Co. ........   2.36     01/17/02         100,054,840
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL EURO CERTIFICATES OF DEPOSIT
                                    (COST $1,683,128,314) ...................                           1,691,279,337
-----------------------------------------------------------------------------------------------------------------------
YANKEE                  45,000,000  Banca Intesa, NY ........................   6.18     12/18/01          45,000,553
CERTIFICATES OF        150,000,000  Bank of Nova Scotia, NY .................   4.59     03/28/02         151,501,755
DEPOSIT --             200,000,000  BNP Parabas, NY .........................   6.38     12/07/01         200,001,879
5.7%                   125,000,000  Canadian Imperial Bank of Commerce, NY ..   5.07     02/13/02         126,053,337
                        75,000,000  Canadian Imperial Bank of Commerce, NY ..   3.60     09/06/02          75,911,520
                        50,000,000  Credit Agricole Indosuez, NY ............   4.59     03/28/02          50,500,585
                        75,000,000  Commerzbank AG, NY ......................   4.60     04/02/02          75,779,557
                       150,000,000  Dexia Bank Belgique, NY .................   2.36     12/28/01         150,002,363
                        50,000,000  Lloyds TSB Bank PLC, NY .................   4.25     04/26/02          50,518,225
                       100,000,000  Rabobank Nederland N.V., NY .............   5.10     02/15/02         100,867,550
                       100,000,000  Rabobank Nederland N.V., NY .............   5.12     02/19/02         100,906,190
                       100,000,000  Royal Bank of Canada, NY ................   5.07     02/13/02         100,842,670
                        75,000,000  Svenska Handelsbanken AB, NY ............   4.62     03/28/02          75,759,960
                        45,000,000  Svenska Handelsbanken AB, NY ............   3.88     07/24/02          45,561,596
                       195,000,000  Svenska Handelsbanken AB, NY ............   3.65     08/20/02         197,322,918
                       100,000,000  Toronto-Dominion Bank ...................   4.62     03/28/02         101,013,280
                       125,000,000  UBS AG, Stamford ........................   5.10     02/05/02         125,979,062
                        75,000,000  UBS AG, Stamford ........................   5.21     02/20/02          75,706,388
                       100,000,000  UBS AG, Stamford ........................   4.75     04/22/02         101,247,600
                       100,000,000  UBS AG, Stamford ........................   3.63     09/25/02         101,296,230
                       250,000,000  Westdeutsche Landesbank Girozentrale, NY    3.76     12/31/01         250,652,550
                        75,000,000  Westpac Banking Corp., NY ...............   3.62     09/06/02          75,924,045
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                    (COST $2,360,198,712) ...................                           2,378,349,813
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
YANKEE                $370,000,000  Barclays Bank, PLC ......................   2.57%    01/02/02     $  369,981,711
CERTIFICATES OF        150,000,000  Bayerische Hypo-und Vereinsbank
DEPOSIT --                             AG, NY................................   2.52     01/24/02        149,993,096
VARIABLE RATE --       145,000,000  Bayerische Landesbank Girozentrale, NY ..   2.52     01/25/02        144,993,247
2.8%                   250,000,000  Credit Agricole Indosuez, NY ............   2.52     01/29/02        249,987,808
                       100,000,000  Commerzbank AG, NY ......................   2.52     01/24/02         99,995,397
                       140,000,000  National City Bank, Ohio ................   2.54     01/16/02        139,994,170
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF
                                    DEPOSIT -- VARIABLE RATE
                                    (COST $1,154,945,429) ...................                          1,154,945,429
-----------------------------------------------------------------------------------------------------------------------
TIME                   300,000,000  Danske Bank A/S, Cayman .................   2.64     11/01/01        300,000,000
DEPOSITS -- 3.4%       700,000,000  Deutsche Bank AG, Cayman ................   2.66     11/01/01        700,000,000
                        85,000,000  State Street Bank & Trust Co., Cayman       2.56     11/01/01         85,000,000
                       315,532,000  SunTrust Bank, Cayman ...................   2.69     11/01/01        315,532,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL TIME DEPOSITS
                                    (COST $1,400,532,000) ...................                          1,400,532,000
-----------------------------------------------------------------------------------------------------------------------
BANK NOTES --           75,000,000  American Express Centurion Bank .........   2.53     10/11/02         75,000,000
VARIABLE
RATE -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL BANK NOTES -- VARIABLE RATE
                                    (COST $75,000,000) ......................                             75,000,000
-----------------------------------------------------------------------------------------------------------------------
CORPORATE              252,000,000  SBC Communications Inc. .................   4.25     06/01/02        252,000,000
NOTES -- 0.8%           70,000,000  Wal-Mart Stores Inc. ....................   5.45     06/01/02         71,134,980
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTES
                                    (COST $322,493,176) .....................                            323,134,980
-----------------------------------------------------------------------------------------------------------------------
CORPORATE               50,000,000  American Honda Finance Corp. ............   3.68     08/01/02         50,000,000
NOTES --                25,000,000  American Honda Finance Corp. ............   3.59     08/14/02         25,000,000
VARIABLE                25,000,000  American Honda Finance Corp. ............   3.46     09/04/02         25,000,000
RATE -- 5.7%            84,000,000  Associates Corp. of North America .......   2.64     06/26/02         84,000,000
                        75,000,000  Bank of New York Co., Inc. ..............   2.22     10/30/02         74,992,485
                        54,233,144  Chase Manhattan Auto Owner Trust
                                       2001-B ...............................   3.66     08/15/02         54,391,809


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
CORPORATE            $  84,000,000  CIT Group Holdings Inc. .................   2.70%    04/02/02     $   84,064,840
NOTES --               125,000,000  CIT Group Holdings Inc. .................   2.64     05/29/02        125,011,362
VARIABLE RATE           20,000,000  CIT Group Holdings Inc. .................   3.65     05/31/02         20,020,978
(CONTINUED)             28,300,000  CIT Group Holdings Inc. .................   6.50     06/14/02         29,003,878
                        40,000,000  CIT Group Holdings Inc. .................   2.73     07/12/02         40,041,436
                        20,500,000  CIT Group Holdings Inc. .................   3.51     09/13/02         20,529,948
                       200,000,000  DaimlerChrysler North America Holding
                                       Corp. ................................   3.69     11/08/01        200,000,000
                        58,785,862  DaimlerChrysler North America Holding
                                       Corp. ................................   3.50     08/06/02         58,785,862
                       161,000,000  DaimlerChrysler North America Holding
                                       Corp. ................................   2.21     11/06/02        161,000,000
                           619,885  Ford Credit Auto Owner Trust Series .....   3.95     01/15/02            619,885
                        52,125,702  Ford Credit Auto Owner Trust Series .....   3.46     05/15/02         52,222,093
                       400,000,000  Ford Motor Credit Company ...............   3.22     01/07/02        399,582,400
                        15,000,000  Goldman Sachs Group Inc. ................   2.61     11/12/02         15,000,000
                        61,998,418  Honda Auto Receivables 2001 Series ......   3.73     08/16/02         62,186,565
                       105,000,000  Honda Auto Receivables 2001 Series ......   2.39     11/08/02        105,081,648
                        50,000,000  Household Finance Corp. .................   2.55     04/25/02         50,018,295
                        47,000,000  Household Finance Corp. .................   3.79     05/10/02         47,020,017
                       100,000,000  Household Finance Corp. .................   2.60     11/15/02        100,047,490
                        47,159,696  Hyundai Auto Receivables Trust Series       3.53     08/15/02         47,159,696
                        90,000,000  J.P. Morgan Securities, Inc. ............   2.18     11/06/02         90,000,000
                        50,000,000  Morgan Stanley Group Inc. ...............   2.59     11/15/02         50,002,350
                        63,000,000  Natural Rural Utilities Coop.
                                       Fin. Corp. ...........................   3.59     08/09/02         63,002,079
                       108,000,000  Strategic Money Market Trust 2001-H         2.60     09/24/02        108,000,000
                       100,000,000  Toyota Motor Credit Corp. ...............   2.55     01/17/02        100,007,600
                         9,865,365  Wells Fargo Auto Trust Series ...........   4.03     05/15/02          9,876,137
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTES -- VARIABLE
                                    RATE (COST $2,351,108,515) ..............                          2,351,668,853
-----------------------------------------------------------------------------------------------------------------------
EXTENDABLE              50,000,000  Citibank Credit Card Issuance Trust .....   2.52     11/07/01         49,979,000
COMMERCIAL             150,000,000  Citibank Credit Card Issuance Trust .....   2.48     11/09/01        149,917,333
NOTES -- 2.0%           97,000,000  Citibank Credit Card Issuance Trust .....   2.40     11/21/01         96,870,667


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
EXTENDABLE            $ 53,000,000  Citibank Credit Card Issuance Trust .....   2.37%    11/27/01      $   52,909,282
COMMERCIAL              30,200,000  Discover Card Master Trust, 2000-A ......   2.50     11/09/01          30,183,222
NOTES                   65,000,000  Discover Card Master Trust, 2000-A ......   2.48     11/16/01          64,932,833
(CONTINUED)             80,000,000  Discover Card Master Trust, 2000-A ......   2.40     11/28/01          79,856,000
                        35,000,000  MBNA Master Credit Card Trust II ........   2.51     11/08/01          34,982,918
                       140,000,000  MBNA Master Credit Card Trust II ........   3.50     11/09/01         139,891,111
                        75,000,000  MBNA Master Credit Card Trust II ........   2.52     11/09/01          74,958,000
                        50,000,000  MBNA Master Credit Card Trust II ........   2.36     12/20/01          49,839,389
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL EXTENDABLE COMMERCIAL NOTES
                                    (COST $824,319,755) .....................                             824,319,755
-----------------------------------------------------------------------------------------------------------------------
MASTER                 100,000,000  First Allmerica Financial Life Insurance
NOTES -- VARIABLE                      Co. ..................................   2.57     11/20/01         100,000,000
RATE -- 3.3%            50,000,000  GE Life and Annuity Assurance Co. .......   2.70     11/01/01          50,000,000
                        50,000,000  GE Life and Annuity Assurance Co. .......   2.69     10/01/02          50,000,000
                        20,000,000  Goldman Sachs Group Inc. ................   2.23     12/13/01          20,000,000
                       100,000,000  Goldman Sachs Group Inc. ................   2.53     01/17/02         100,000,000
                        30,000,000  Jackson National Life Insurance Co. .....   2.72     05/01/02          30,000,000
                       250,000,000  J.P. Morgan Securities Inc. .............   2.27     12/14/01         250,000,000
                       180,000,000  MetLife Funding Inc. ....................   2.71     04/01/02         180,000,000
                        60,000,000  Monumental Life Insurance Co. ...........   2.78     05/17/02          60,000,000
                        90,000,000  Monumental Life Insurance Co. ...........   2.80     11/25/02          90,000,000
                       100,000,000  New York Life Insurance Company .........   2.40     05/31/02         100,000,000
                        10,000,000  Pacific Life Insurance Co. ..............   2.72     06/03/02          10,000,000
                        10,000,000  Pacific Life Insurance Co. ..............   2.72     10/01/02          10,000,000
                        25,000,000  Principal Life Insurance Company ........   2.74     02/15/02          25,000,000
                       100,000,000  Security Life of Denver Insurance Co. ...   2.54     01/18/02         100,000,000
                       100,000,000  Security Life of Denver Insurance Co. ...   2.43     02/27/02         100,000,000
                        60,000,000  Security Life of Denver Insurance Co. ...   2.72     03/29/02          60,000,000
                        30,000,000  Travelers Insurance Company (The) .......   2.70     03/01/02          30,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL MASTER NOTES -- VARIABLE RATE
                                    (COST $1,365,000,000) ...................                           1,365,000,000
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL              50,000,000  Amsterdam Funding Corp. .................   2.43     11/13/01          49,959,500
PAPER -- 22.0%          65,000,000  Amsterdam Funding Corp. .................   2.48     11/16/01          64,932,833
                        50,000,000  Amsterdam Funding Corp. .................   2.30     12/13/01          49,865,833


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $ 40,000,000  Apreco Inc. .............................   2.45%   11/30/01         $ 39,921,056
PAPER                   50,000,000  Apreco Inc. .............................   2.26    12/03/01           49,899,556
(CONTINUED)            135,000,000  Aspen Funding Corp. .....................   2.48    11/06/01          134,953,500
                        28,181,000  Asset Portfolio Funding Corporation .....   2.30    11/29/01           28,130,587
                       200,000,000  Asset Securitization Cooperative Corp. ..   2.50    11/07/01          199,916,667
                       200,000,000  Asset Securitization Cooperative Corp. ..   2.50    11/09/01          199,888,889
                       200,000,000  Asset Securitization Cooperative Corp. ..   2.47    11/15/01          199,807,889
                        62,000,000  Barton Capital Corporation ..............   2.50    11/09/01           61,965,556
                       150,000,000  Bear Stearns Companies Inc. .............   2.37    12/20/01          149,516,125
                       175,000,000  Blue Ridge Asset Funding Corp. ..........   2.45    11/19/01          174,785,625
                        35,000,000  BAE Systems Holdings Inc. ...............   2.41    12/20/01           34,885,190
                       100,000,000  Centric Capital Corp. ...................   2.45    11/16/01           99,897,917
                        44,135,000  Centric Capital Corp. ...................   2.42    11/19/01           44,081,597
                        37,380,000  Ciesco L.P. .............................   2.27    11/29/01           37,314,004
                         1,300,000  Clipper Receivables Corp. ...............   2.64    11/01/01            1,300,000
                        50,000,000  Clipper Receivables Corp. ...............   2.48    11/09/01           49,972,444
                        60,000,000  Clipper Receivables Corp. ...............   2.48    11/15/01           59,942,133
                       101,000,000  Corporate Asset Funding Inc. ............   2.27    11/19/01          100,885,365
                       100,000,000  Corporate Receivables Corp. .............   2.40    11/13/01           99,920,000
                        50,000,000  Countrywide Home Loans Inc. .............   2.60    11/05/01           49,985,556
                        50,000,000  Countrywide Home Loans Inc. .............   2.52    11/07/01           49,979,000
                       101,000,000  CXC Incorporated ........................   2.27    11/20/01          100,878,996
                        21,000,000  CXC Incorporated ........................   2.40    12/11/01           20,944,000
                       100,000,000  Den Danske Corp. ........................   2.45    12/21/01           99,659,722
                       125,225,000  Delaware Funding Corp. ..................   2.44    11/13/01          125,123,150
                       150,771,000  Delaware Funding Corp. ..................   2.42    11/21/01          150,568,297
                        25,000,000  Den norske Bank ASA .....................   3.52    11/06/01           24,987,778
                       310,000,000  Edison Asset Securitization LLC .........   2.50    11/06/01          309,892,361
                       215,000,000  Edison Asset Securitization LLC .........   2.51    11/26/01          214,625,243
                        85,205,000  Enterprise Funding Corp. ................   2.50    11/07/01           85,169,498
                       147,531,000  Enterprise Funding Corp. ................   2.40    11/20/01          147,344,127
                        55,000,000  Eureka Securitization Inc. ..............   2.45    11/15/01           54,947,597
                        45,000,000  Eureka Securitization Inc. ..............   2.30    12/18/01           44,864,875
                        50,000,000  Eureka Securitization Inc. ..............   2.30    12/19/01           49,846,667


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $ 68,810,000  Falcon Asset Securitization .............   2.48%    11/08/01        $ 68,776,818
PAPER                  110,000,000  Falcon Asset Securitization .............   2.48     11/15/01         109,893,911
(CONTINUED)            121,190,000  Falcon Asset Securitization .............   2.32     11/19/01         121,049,420
                        97,000,000  FCAR Owners Trust .......................   2.53     12/21/01          96,659,153
                       100,000,000  Forrestal Funding Master Trust ..........   2.52     11/02/01          99,993,000
                        50,000,000  Forrestal Funding Master Trust ..........   2.26     11/30/01          49,908,972
                        60,000,000  Forrestal Funding Master Trust ..........   2.30     11/30/01          59,888,833
                        50,000,000  Forrestal Funding Master Trust ..........   2.27     12/06/01          49,889,653
                       125,000,000  Fortis Funding LLC ......................   2.51     11/02/01         124,991,285
                        30,000,000  Gannett Co., Inc. .......................   2.42     11/15/01          29,971,767
                       100,000,000  GE Capital International Funding Inc. ...   2.26     12/04/01          99,792,833
                       150,000,000  General Electric Capital Corp. ..........   2.50     11/06/01         149,947,917
                       300,000,000  General Electric Capital Corp. ..........   2.49     11/07/01         299,875,500
                       150,000,000  General Electric Capital Corp. ..........   2.50     11/07/01         149,937,500
                       200,000,000  General Electric Capital Corp. ..........   2.33     11/16/01         199,805,833
                       200,000,000  General Electric Capital Corp. ..........   2.39     11/19/01         199,761,000
                       200,000,000  General Electric Capital Corp. ..........   2.39     11/20/01         199,747,722
                       125,000,000  General Electric Capital Corp. ..........   3.48     12/21/01         124,395,833
                       250,000,000  General Electric Capital Corp. ..........   3.48     12/31/01         249,112,500
                       100,000,000  General Electric Cap. Svcs., Inc. .......   2.49     11/07/01          99,958,500
                       100,000,000  General Electric Cap. Svcs., Inc. .......   2.39     11/20/01          99,873,861
                        20,000,000  Intrepid Funding Trust ..................   2.41     11/20/01          19,974,561
                        80,000,000  Jupiter Securitization Corporation ......   2.31     11/30/01          79,851,133
                        42,000,000  K2 (USA) LLC ............................   3.75     12/06/01          41,846,875
                        37,000,000  K2 (USA) LLC ............................   3.75     12/07/01          36,861,250
                       150,000,000  Lone Star Funding, LLC ..................   3.47     11/20/01         149,725,292
                        35,872,000  Long Lane Master Trust IV ...............   2.41     01/11/02          35,724,846
                        31,487,000  Mont Blanc Capital Corp. ................   2.49     11/13/01          31,460,866
                        28,513,000  Mont Blanc Capital Corp. ................   2.35     11/27/01          28,464,607
                        65,000,000  Newport Funding Corporation .............   2.48     11/06/01          64,977,611
                        85,000,000  Newport Funding Corporation .............   2.25     01/07/02          84,670,948
                       100,000,000  Nordea North America Inc. ...............   2.30     12/17/01          99,706,111
                        26,063,000  Old Line Funding Corp. ..................   2.48     11/13/01          26,041,455
                        53,889,000  Old Line Funding Corp. ..................   2.50     11/14/01          53,840,350


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $111,326,000  Old Line Funding Corp. ..................   2.45%    11/19/01      $ 111,189,626
PAPER                  109,614,000  Park Avenue Receivables Corp. ...........   2.28     11/30/01        109,412,676
(CONTINUED)            200,000,000  Preferred Receivables Funding Corp. .....   2.50     11/05/01        199,944,444
                        50,000,000  Prudential Funding, LLC .................   3.48     12/28/01         49,724,500
                       262,000,000  Salomon Smith Barney Holdings, Inc. .....   2.48     11/07/01        261,891,707
                        68,000,000  Sigma Finance Corp. .....................   3.95     11/14/01         67,903,006
                       150,000,000  Spintab AB ..............................   3.52     11/06/01        149,926,667
                        95,000,000  TFM S.A. de C.V. ........................   2.50     11/09/01         94,947,222
                        51,166,000  Thunder Bay Funding Corp. ...............   2.48     11/02/01         51,162,475
                        51,000,000  Thunder Bay Funding Corp. ...............   2.46     11/19/01         50,937,270
                        73,412,000  Thunder Bay Funding Corp. ...............   2.40     11/20/01         73,319,011
                        60,976,000  Thunder Bay Funding Corp. ...............   2.39     11/23/01         60,886,941
                        51,828,000  Thunder Bay Funding Corp. ...............   2.30     12/07/01         51,708,796
                        90,000,000  Tulip Funding Corp. .....................   2.45     11/13/01         89,926,500
                       300,000,000  UBS Finance (Delaware) Inc. .............   2.65     11/01/01        300,000,000
                        50,000,000  Variable Funding Capital Corp. ..........   2.50     11/06/01         49,982,639
                       179,153,000  Variable Funding Capital Corp. ..........   2.48     11/14/01        178,992,559
                        50,000,000  Variable Funding Capital Corp. ..........   2.37     11/26/01         49,917,708
                        50,000,000  Verizon Global Funding Corp. ............   2.50     11/06/01         49,982,639
                        50,000,000  WCP Funding Inc. ........................   2.22     01/08/02         49,803,560
                        61,458,000  Windmill Funding Corp. ..................   2.50     11/09/01         61,423,857
                        50,000,000  Windmill Funding Corp. ..................   2.31     12/04/01         49,894,125
                        25,000,000  Windmill Funding Corp. ..................   2.32     12/13/01         24,932,333
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER
                                    (COST $9,134,121,150) ...................                          9,134,747,110
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL              75,000,000  Lehman Brothers Holdings Inc. ...........   2.71     02/04/02         75,000,000
PAPER -- VARIABLE      150,000,000  Montauk Funding Corporation .............   2.53     04/09/02        150,000,000
RATE -- 1.0%           190,000,000  Sigma Finance Inc. ......................   2.51     04/15/02        190,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER -- VARIABLE
                                    RATE (COST $415,000,000) ................                            415,000,000
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE            $400,000,000  Barclays Capital Inc.,
AGREEMENTS**                           purchased on 10/31/01 ................   2.62%   11/01/01         $400,000,000
-- 10.2%               500,000,000  Credit Suisse First Boston Corp.,
                                       purchased on 10/31/01 ................   2.62    11/01/01          500,000,000
                       100,000,000  Deutsche Bank Securities Inc.,
                                       purchased on 10/31/01 ................   2.68    11/01/01          100,000,000
                       300,000,000  Deutsche Bank Securities Inc.,
                                       purchased on 10/31/01 ................   2.69    11/01/01          300,000,000
                       100,000,000  Deutsche Bank Securities Inc.,
                                       purchased on 10/31/01 ................   2.75    11/01/01          100,000,000
                       245,000,000  Goldman Sachs & Co.,
                                       purchased on 10/31/01 ................   2.64    11/01/01          245,000,000
                        40,000,000  Goldman Sachs & Co.,
                                       purchased on 10/31/01 ................   2.79    11/01/01           40,000,000
                       800,000,000  J.P. Morgan Securities Inc.,
                                       purchased on 10/31/01 ................   2.63    11/01/01          800,000,000
                       500,000,000  J.P. Morgan Securities Inc.,
                                       purchased on 10/31/01 ................   2.70    11/01/01          500,000,000
                       300,000,000  Morgan Stanley & Co.,
                                       purchased on 10/31/01 ................   2.66    11/01/01          300,000,000
                       150,000,000  Nomura Securities International Inc.,
                                       purchased on 10/31/01 ................   2.63    11/01/01          150,000,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE            $200,000,000  Salomon Smith Barney Inc.,
AGREEMENTS**                           purchased on 10/31/01 ................   2.74%    11/01/01      $  200,000,000
(CONTINUED)             73,000,000  State Street Bank & Trust Co.,
                                       purchased on 10/31/01 ................   2.56     11/01/01          73,000,000
                       500,000,000  UBS Securities LLC,
                                       purchased on 10/31/01 ................   2.63     11/01/01         500,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS
                                    (COST $4,208,000,000) ...................                           4,208,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 100.3%
                                    (COST $41,453,920,752) ..................                          41,529,566,214
-----------------------------------------------------------------------------------------------------------------------
                                    LIABILITIES IN EXCESS OF OTHER
                                    ASSETS-- (0.3%) .........................                            (119,376,909)
-----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00
                                    PER SHARE ON 41,334,543,843
                                    SHARES OF BENEFICIAL INTEREST
                                    OUTSTANDING -- 100.0% ...................                         $41,410,189,305
=======================================================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2001, net unrealized appreciation amounted to $75,645,462 and is comprised of $76,114,405 in appreciation and $468,943 in depreciation.

 *Repurchase Agreements bear interest payable at fixed dates or upon maturity. Commercial Paper and some U.S.
  Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2001. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.

  D/N--Discount Notes


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

ASSETS:
Total investments at value (identified cost $41,453,920,752) (NOTE 1a)..........................      $41,529,566,214
Cash............................................................................................           19,449,223
Interest receivable.............................................................................          194,270,838
Prepaid expense.................................................................................              473,880
                                                                                                      ---------------
        Total assets............................................................................       41,743,760,155
                                                                                                      ---------------
LIABILITIES:
Advisory fee payable (Note 2)...................................................................            5,350,333
Payable for investments purchased...............................................................          300,908,972
Dividends payable...............................................................................           26,451,963
Accrued expenses................................................................................              859,582
                                                                                                      ---------------
        Total liabilities.......................................................................          333,570,850
                                                                                                      ---------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
 41,334,543,843 shares of beneficial interest outstanding)......................................      $41,410,189,305
                                                                                                      ===============
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)..........................................................         $675,753,510
                                                                                                         ------------
EXPENSES:
Investment advisory fee (Note 2)................................................................           25,982,876
Registration fees...............................................................................            2,383,092
Accounting and custodian services...............................................................              561,415
Dividend and transfer agency fees...............................................................              134,448
Legal and audit fees............................................................................              101,248
Trustees' fees (Note 5).........................................................................               95,324
Insurance.......................................................................................               77,195
Printing and shareholder reports................................................................               48,358
Miscellaneous...................................................................................               24,384
                                                                                                         ------------
        Total expense...........................................................................           29,408,340
                                                                                                         ------------
        Net investment income...................................................................          646,345,170
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions...................................    $ 3,155,455
Net unrealized appreciation of investments.......................................     50,589,196
                                                                                     -----------
        Net realized and unrealized gain from investments.......................................           53,744,651
                                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................         $700,089,821
                                                                                                         ============


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND                                          SIX MONTHS               YEAR
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)                                       ENDED                 ENDED
                                                                                OCTOBER 31,2001       APRIL 30, 2001
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income......................................................     $   646,345,170       $ 1,094,637,031
Net realized gain from investment transactions.............................           3,155,455             1,722,470
Net unrealized appreciation of investments.................................          50,589,196            34,870,999
                                                                                ---------------       ---------------
Net increase in net assets resulting from operations.......................         700,089,821         1,131,230,500
Total declared as dividends to shareholders (Note 4).......................        (649,500,625)       (1,096,359,501)
Capital share transactions (Note 3)........................................      13,698,054,427        13,101,816,179
                                                                                ---------------       ---------------
Net increase in net assets.................................................      13,748,643,623        13,136,687,178
NET ASSETS:
Beginning of period........................................................      27,661,545,682        14,524,858,504
                                                                                ---------------       ---------------
End of period..............................................................     $41,410,189,305       $27,661,545,682
                                                                                ===============       ===============
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND                                                               FOR THE PERIOD
FINANCIAL HIGHLIGHTS                SIX MONTHS                      YEAR ENDED APRIL 30,              JANUARY 27, 1997*
(UNAUDITED)                            ENDED           -------------------------------------------            TO
                                 OCTOBER 31, 2001      2001         2000          1999        1998      APRIL 30, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
   period.....................         $1.00          $1.00        $1.00         $1.00       $1.00         $1.00
Income from Investment
Operations:
   Net investment income......          .019           .061         .054          .052        .055          .014
Less Distributions:
   Dividends from net
     investment income........         (.019)         (.061)       (.054)        (.052)      (.055)        (.014)
                                       -----          -----        -----         -----       -----         -----
Net Asset Value, end of period         $1.00          $1.00        $1.00         $1.00       $1.00         $1.00
                                       =====          =====        =====         =====       =====         =====
Total Return..................          1.93%(1)       6.32%        5.51%         5.32%       5.69%         1.40%(1)
Ratios/Supplemental Data:
   Net Assets, end of period
     (000)....................   $41,410,189    $27,661,546  $14,524,859   $10,627,883  $6,644,523    $2,823,196
   Ratio of expenses to
     average net assets
     (before waiver)..........           .17%(2)        .18%        .18%           .18%        .18%          .18%(2)
   Ratio of expenses to
     average net assets
     (after waiver)...........            --             --          --             --          --           .17%(2)
   Ratio of net investment
     income, including
     realized and unrealized
     gains and losses, to
     average net assets
     (before waiver)..........          4.04%(2)       6.25%        5.40%         5.13%       5.55%         5.26%(2)
   Ratio of net investment
     income, including
     realized and unrealized
     gains and losses, to
     average net assets
     (after waiver)...........            --             --           --            --          --          5.27%(2)

*Commencement of operations
(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S.                  $ 25,000,000  Federal Home Loan Banks .................   6.00%    08/15/02        $ 25,757,898
GOVERNMENT             200,000,000  Federal Home Loan Banks .................   6.38     11/15/02         208,575,380
AGENCY                  25,000,000  Federal Home Loan Banks .................   5.45     01/10/03          25,156,250
ISSUES -- 8.6%          30,000,000  Federal Home Loan Banks .................   5.13     01/13/03          31,006,710
                        50,000,000  Federal Home Loan Banks .................   4.50     04/25/03          51,402,750
                        50,000,000  Federal National Mortgage Assoc. ........   6.63     04/15/02          51,017,240
                        50,000,000  Federal National Mortgage Assoc. ........   6.38     10/15/02          51,989,045
                        50,700,000  Federal National Mortgage Assoc. ........   4.80     05/07/03          51,397,125
                        25,000,000  Federal Home Loan Mortgage Corp. ........   5.65     01/10/03          25,157,222
                        22,255,000  Federal Home Loan Banks D/N .............   2.30     12/24/01          22,179,642
                       100,000,000  Federal Home Loan Mortgage Corp. D/N ....   2.29     12/26/01          99,650,139
                        50,000,000  Federal National Mortgage Assoc. D/N        3.69     12/14/01          49,779,625
                       200,000,000  Federal National Mortgage Assoc. D/N        2.33     12/14/01         199,443,389
                        50,000,000  Federal National Mortgage Assoc. D/N        3.52     12/27/01          49,726,222
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES (COST $931,357,271) ..............                             942,238,637
-----------------------------------------------------------------------------------------------------------------------
U.S.                   150,000,000  Federal Home Loan Banks .................   2.35     08/20/02         149,982,060
GOVERNMENT             100,000,000  Federal Home Loan Banks .................   2.49     08/23/02          99,953,883
AGENCY                 400,000,000  Federal Home Loan Banks .................   2.52     11/14/02         399,899,145
ISSUES -- VARIABLE     150,000,000  Federal Home Loan Banks .................   2.49     02/03/03         149,916,527
RATE -- 29.8%          100,000,000  Federal Home Loan Banks .................   2.29     02/26/03          99,951,888
                       200,000,000  Federal Home Loan Banks .................   2.45     03/06/03         199,860,664
                       125,000,000  Federal Home Loan Banks .................   2.54     03/12/03         124,899,506
                        75,000,000  Federal Home Loan Banks .................   2.40     03/14/03          74,939,344
                       200,000,000  Federal Home Loan Banks .................   2.12     04/30/03         199,821,287
                        63,000,000  Federal National Mortgage Assoc. ........   2.45     07/05/02          62,997,296
                        50,000,000  Federal National Mortgage Assoc. ........   2.30     07/23/02          49,995,660
                        60,000,000  Federal National Mortgage Assoc. ........   2.27     07/26/02          59,991,323
                       340,000,000  Federal National Mortgage Assoc. ........   2.54     12/06/02         339,872,240
                       100,000,000  Federal National Mortgage Assoc. ........   2.56     12/18/02          99,972,708
                       250,000,000  Federal National Mortgage Assoc. ........   2.48     12/27/02         249,867,258


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S.                  $250,000,000  Federal National Mortgage Assoc. ........   2.53%    02/03/03        $ 250,000,000
GOVERNMENT              50,000,000  Federal National Mortgage Assoc. ........   2.32     02/20/03           49,980,796
AGENCY                 300,000,000  Student Loan Marketing Assoc. ...........   2.56     03/18/02          299,946,181
ISSUES -- VARIABLE     100,000,000  Student Loan Marketing Assoc. ...........   2.56     04/12/02           99,987,450
RATE                   100,000,000  Student Loan Marketing Assoc.............   2.59     04/24/02           99,995,546
(CONTINUED)            110,000,000  Student Loan Marketing Assoc.............   2.57     12/06/02          109,976,466
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES -- VARIABLE RATE
                                    (COST $3,271,807,555) ...................                            3,271,807,228
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES            25,000,000  First Tennessee Bank, N.A. .............    3.55     11/08/01           24,999,998
OF DEPOSIT -- 0.7%      50,000,000  National City Bank, Ohio ...............    6.38     12/07/01           50,000,235
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CERTIFICATES OF DEPOSIT
                                    (COST $75,000,233) ......................                               75,000,233
-----------------------------------------------------------------------------------------------------------------------
EURO                    40,000,000  Abbey National Treasury Services            4.31     05/01/02           40,437,548
CERTIFICATES                           PLC, London ..........................
OF DEPOSIT -- 2.5%      40,000,000  Abbey National Treasury Services
                                       PLC, London ..........................   3.61     09/06/02           40,489,464
                       100,000,000  Australia & New Zealand Banking Group,
                                       London ...............................   2.26     12/27/01          100,001,550
                        85,000,000  Barclays Bank PLC, London ...............   4.34     04/24/02           85,907,817
                         3,000,000  Landesbank Baden-Wurttemberg, London ....   6.15     12/18/01            3,000,037
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL EURO CERTIFICATES OF DEPOSIT
                                    (COST $268,015,323) .....................                              269,836,416
-----------------------------------------------------------------------------------------------------------------------
YANKEE                  65,000,000  Bank of Nova Scotia, NY .................   4.59     03/28/02           65,650,760
CERTIFICATES OF         30,000,000  Canadian Imperial Bank of Commerce,
DEPOSIT -- 8.5%                        NY ...................................   3.98     07/29/02           30,401,634
                        25,000,000  Commerzbank AG, NY ......................   4.60     04/02/02           25,259,853
                        25,000,000  Credit Agricole Indosuez, NY ............   4.59     03/28/02           25,250,293
                        90,000,000  Credit Agricole Indosuez, NY ............   3.66     08/20/02           91,079,244
                        25,000,000  Credit Agricole Indosuez, NY ............   3.63     09/06/02           25,310,135
                       120,000,000  Dexia Bank Belgique, NY .................   2.36     12/28/01          120,001,890


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
YANKEE                $ 30,000,000  Landesbank Baden Wurttemberg ............   2.50%    12/27/01         $ 30,006,393
CERTIFICATES OF         50,000,000  Norddeutsche Landesbank, Girozentrale ...   2.51     12/31/01           50,028,655
DEPOSIT (CONTINUED)     50,000,000  Rabobank Nederland, N.V., NY ............   5.12     02/19/02           50,453,095
                        75,000,000  Royal Bank of Canada, NY ................   5.07     02/13/02           75,632,003
                        48,500,000  San Paolo IMI U.S. Financial Co., NY ....   3.46     03/07/02           48,701,576
                        70,000,000  Svenska Handelsbanken AB, NY ............   3.58     08/27/02           70,411,250
                        25,000,000  Svenska Handelsbanken AB, NY ............   3.64     08/29/02           25,305,175
                        75,000,000  UBS AG, Stamford ........................   5.10     02/05/02           75,587,437
                        25,000,000  UBS AG, Stamford ........................   5.21     02/20/02           25,235,462
                       100,000,000  Westdeutsche Landesbank Girozentrale, NY    3.76     12/31/01          100,261,020
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                    (COST $928,622,644) .....................                              934,575,875
-----------------------------------------------------------------------------------------------------------------------
YANKEE                 100,000,000  Bayerische Hypo und Vereinsbank             2.52     01/24/02           99,995,397
CERTIFICATES OF                        AG, NY................................
DEPOSIT --             105,000,000  Bayerische Landesbank Girozentrale, NY ..   2.52     01/25/02          104,995,110
VARIABLE                25,000,000  Commerzbank AG, NY ......................   2.52     01/24/02           24,998,849
RATE -- 3.5%           160,000,000  National City Bank, Ohio ................   2.54     01/16/02          159,993,337
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF
                                    DEPOSIT -- VARIABLE RATE
                                    (COST $389,982,693) .....................                              389,982,693
-----------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS --         3,000,000  State Street Bank & Trust Co., Cayman       2.56     11/01/01            3,000,000
4.1%                   102,205,000  SunTrust Bank, Cayman ...................   2.69     11/01/01          102,205,000
                       350,000,000  UBS AG, Cayman ..........................   2.66     11/01/01          350,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL TIME DEPOSITS
                                    (COST $455,205,000) .....................                              455,205,000
-----------------------------------------------------------------------------------------------------------------------
CORPORATE               57,098,337  ANRC Auto Owner Trust 2001-A ............   2.58     09/28/02           57,166,861
NOTES -- 0.9%           45,000,000  DaimlerChrysler Auto 2001-D .............   2.21     11/06/02           45,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTES
                                    (COST $102,098,337) .....................                              102,166,861
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
CORPORATE             $ 50,000,000  American Honda Finance Corp. ............   2.61%    04/19/02         $ 50,000,000
NOTES --                25,000,000  American Honda Finance Corp. ............   3.59     08/14/02           25,000,000
VARIABLE                50,000,000  Associates Corp. of North America .......   2.64     06/26/02           50,000,000
RATE -- 8.6%            25,000,000  Bank of New York Co., Inc. ..............   2.22     10/30/02           24,997,495
                        49,000,000  CIT Group Holdings Inc. .................   4.06     09/13/02           49,071,584
                        42,650,000  CIT Group Holdings Inc. .................   2.83     10/01/02           42,736,106
                        25,000,000  CIT Group Holdings Inc. .................   2.51     05/31/02           25,003,248
                       145,000,000  DaimlerChrysler North America Holding
                                       Corp. ................................   3.69     11/08/01          145,000,000
                       168,500,000  Ford Motor Credit Company ...............   3.22     01/07/02          168,324,086
                        17,000,000  Goldman Sachs Group Inc. ................   2.61     11/12/02           17,000,000
                       100,000,000  Household Finance Corp. .................   2.60     11/15/02          100,047,490
                        43,000,000  National Rural Utilities Coop.
                                       Finance Corp. ........................   3.59     08/09/02           43,001,419
                        80,000,000  Strategic Money Market Trust 2001-H         2.60     09/24/02           80,000,000
                       100,000,000  Toyota Motor Credit Corp. ...............   2.55     01/17/02          100,007,600
                        25,000,000  Wal-Mart Stores Inc. ....................   5.45     06/01/02           25,405,350
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTES -- VARIABLE
                                    RATE (COST $945,560,939) ................                              945,594,378
-----------------------------------------------------------------------------------------------------------------------
MASTER NOTES --         45,000,000  GE Life and Annuity Assurance Co. .......   2.69     10/01/02           45,000,000
VARIABLE               100,000,000  Goldman Sachs Group Inc. ................   2.53     01/17/02          100,000,000
RATE -- 5.7%            99,000,000  Jackson National Life Insurance Co. .....   2.73     02/01/02           99,000,000
                       240,000,000  J.P. Morgan Securities Inc. .............   2.27     12/14/01          240,000,000
                        40,000,000  Monumental Life Insurance Co. ...........   2.80     11/25/02           40,000,000
                        40,000,000  Monumental Life Insurance Co. ...........   2.78     05/24/02           40,000,000
                        45,000,000  New York Life Insurance Company .........   2.40     05/31/01           45,000,000
                        25,000,000  Pacific Life Insurance Co. ..............   2.72     02/01/02           25,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL MASTER NOTES -- VARIABLE RATE
                                    (COST $634,000,000) .....................                              634,000,000
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL              20,000,000  Amsterdam Funding Corp. .................   2.40     11/19/01           19,976,000
PAPER -- 22.4%          25,000,000  Apreco Inc. .............................   2.33     11/26/01           24,959,549
                        60,000,000  Aspen Funding Corporation ...............   2.48     11/09/01           59,966,933
                       100,000,000  Asset Securitization Cooperative Corp.      2.48     11/08/01           99,951,778
                       100,000,000  Bear Stearns Companies, Inc. ............   2.37     12/20/01           99,677,417
                       100,000,000  Blue Ridge Asset Funding Corp. ..........   2.38     11/14/01           99,914,056


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $ 50,000,000  Clipper Receivables Corp. ...............   2.48%    11/15/01       $   49,951,778
PAPER                   25,000,000  Clipper Receivables Corp. ...............   2.26     01/18/02           24,887,333
(CONTINUED)             50,000,000  Corporate Receivables Corp. .............   2.35     11/26/01           49,918,403
                        50,000,000  CXC Incorporated ........................   2.48     11/01/01           50,000,000
                        24,000,000  CXC Incorporated ........................   2.29     01/17/02           23,893,226
                       150,000,000  Delaware Funding Corp. ..................   2.42     11/21/01          149,798,333
                        96,038,000  Delaware Funding Corp. ..................   2.33     11/26/01           95,882,605
                        54,690,000  Edison Asset Securitization LLC .........   2.51     11/26/01           54,594,672
                       250,000,000  Edison Asset Securitization LLC .........   2.37     12/14/01          249,292,292
                        52,925,000  Eureka Securitization Inc. ..............   2.29     01/17/02           52,689,542
                        30,922,000  Falcon Asset Securitization .............   2.32     11/20/01           30,884,138
                        53,280,000  Falcon Asset Securitization .............   2.35     11/26/01           53,193,050
                        30,000,000  Falcon Asset Securitization .............   2.33     11/27/01           29,949,517
                        59,378,000  Falcon Asset Securitization .............   2.30     11/29/01           59,271,779
                        50,000,000  FCAR Owner Trust ........................   2.53     12/21/01           49,824,305
                       100,000,000  Fleet Funding Corporation ...............   2.51     11/06/01           99,965,139
                       100,000,000  Forrestal Funding Master Trust ..........   2.52     11/02/01           99,993,000
                        19,000,000  Forrestal Funding Master Trust ..........   2.33     11/30/01           18,964,338
                       100,000,000  General Electric Capital Corp. ..........   3.48     12/21/01           99,516,667
                       125,000,000  Greyhawk Funding, LLC ...................   2.37     12/14/01          124,646,146
                        45,000,000  Lone Star Funding, LLC ..................   3.47     11/20/01           44,917,587
                        40,000,000  Mont Blanc Capital Corp. ................   2.49     11/15/01           39,961,267
                        35,000,000  Newport Funding Corporation .............   2.48     11/06/01           34,987,944
                        65,000,000  Newport Funding Corporation .............   2.48     11/09/01           64,964,178
                       146,246,000  Park Avenue Receivables Corp. ...........   2.38     11/26/01          146,004,288
                       100,000,000  Spintab AB ..............................   2.50     12/28/01           99,604,958
                        85,000,000  Tulip Funding Corp. .....................   2.45     11/13/01           84,930,583
                        50,000,000  Windmill Funding Corp. ..................   2.50     11/05/01           49,986,111
                        25,000,000  Windmill Funding Corp. ..................   2.32     12/13/01           24,932,333
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER
                                    (COST $2,461,806,945) ...................                            2,461,851,245
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE            $100,000,000  Goldman Sachs & Company,
AGREEMENTS --                          purchased on 10/31/01 ................   2.65%    11/01/01      $   100,000,000
4.6%                   150,000,000  Goldman Sachs & Company,
                                       purchased on 10/31/01 ................   2.69     11/01/01          150,000,000
                        50,000,000  Goldman Sachs & Company,
                                       purchased on 10/31/01 ................   2.64     11/01/01           50,000,000
                       200,000,000  Salomon Smith Barney Inc.,
                                       purchased on 10/31/01 ................   2.74     11/01/01          200,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS
                                    (COST $500,000,000) .....................                              500,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 99.9%
                                    (COST $10,963,456,940) ..................                           10,982,258,566
-----------------------------------------------------------------------------------------------------------------------
                                    OTHER ASSETS LESS LIABILITIES -- 0.1% ...                                7,763,366
-----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00
                                    PER SHARE ON 10,971,220,305 SHARES OF
                                    BENEFICIAL INTEREST OUTSTANDING -- 100.0%                          $10,990,021,931
=======================================================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2001, net unrealized appreciation amounted to $18,801,626 and is comprised of $19,060,519 in appreciation and $258,893 in depreciation.

 *Repurchase Agreements bear interest payable at fixed dates or upon maturity. Commercial Paper and some U.S.
  Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2001. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.

  D/N--Discount Notes







See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Total investments at value (identified cost $10,963,456,940) (Note 1a).........................        $10,982,258,566
Cash...........................................................................................             10,700,327
Interest receivable............................................................................             47,456,091
Prepaid expense................................................................................                207,381
                                                                                                       ---------------
        Total assets...........................................................................         11,040,622,365
                                                                                                       ---------------
LIABILITIES:
Advisory fee payable (Note 2)..................................................................              2,073,343
Payable for investments purchased..............................................................             45,000,000
Dividends payable..............................................................................              2,252,748
Accrued expenses...............................................................................              1,274,343
                                                                                                       ---------------
        Total liabilities......................................................................             50,600,434
                                                                                                       ---------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   10,971,220,305 shares of beneficial interest outstanding)...................................        $10,990,021,931
                                                                                                       ===============
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)........................................                           $221,371,439
                                                                                                         ------------
EXPENSES:
Investment advisory fee (Note 2)..............................................     $18,609,168
Registration fees.............................................................       1,125,834
Dividend and transfer agency fees.............................................         698,050
Accounting and custodian services.............................................         205,091
Legal and audit fees..........................................................          54,068
Printing and shareholder reports..............................................          35,659
Trustees' fees (Note 5).......................................................          33,257
Insurance.....................................................................          28,439
Miscellaneous.................................................................          26,557
                                                                                   -----------
        Total expense.........................................................      20,816,123
Waived investment advisory fee (Note 2).......................................      (7,274,517)            13,541,606
                                                                                   -----------           ------------
        Net investment income.................................................                            207,829,833

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions................................         684,769
Net unrealized appreciation of investments....................................      14,649,722
                                                                                   -----------
        Net realized and unrealized gain from investments........................................          15,334,491
                                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................        $223,164,324
                                                                                                         ============


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS                    YEAR
MERRILL LYNCH INSTITUTIONAL FUND                                                   ENDED                     ENDED
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)                               OCTOBER 31, 2001            APRIL 30, 2001
------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................   $   207,829,833           $   551,846,101
Net realized gain from investment transactions............................           684,769                   416,324
Net unrealized appreciation of investments................................        14,649,722                10,425,884
                                                                             ---------------           ---------------
Net increase in net assets resulting from operations......................       223,164,324               562,688,309
Total declared as dividends to shareholders (Note 4)......................      (208,514,602)             (552,262,425)
Capital share transactions (Note 3).......................................       159,582,287             2,725,096,050
                                                                             ---------------           ---------------
Net increase in net assets................................................       174,232,009             2,735,521,934

NET ASSETS:
Beginning of period.......................................................    10,815,789,922             8,080,267,988
                                                                             ---------------           ---------------
End of period.............................................................   $10,990,021,931           $10,815,789,922
                                                                             ===============           ===============
------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND         SIX MONTHS
FINANCIAL HIGHLIGHTS (UNAUDITED)            ENDED                               YEAR ENDED APRIL 30,
                                         OCTOBER 31,    ----------------------------------------------------------------
                                            2001             2001         2000          1999         1998          1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period.         $1.00          $1.00        $1.00         $1.00        $1.00         $1.00
Income from Investment Operations:
   Net investment income.............          .019           .061         .053          .051         .054          .052
Less Distributions:
   Dividends from net investment
     income..........................         (.019)         (.061)       (.053)        (.051)       (.054)        (.052)
                                              -----          -----        -----         -----        -----         -----
Net Asset Value, end of period.......         $1.00          $1.00        $1.00         $1.00        $1.00         $1.00
                                              =====          =====        =====         =====        =====         =====
Total Return.........................          1.87%(1)       6.25%        5.45%         5.25%        5.57%         5.34%
Ratios/Supplemental Data:
   Net Assets, end of period (000)...   $10,990,022    $10,815,790   $8,080,268    $8,060,111   $7,372,425    $6,197,878
   Ratio of expenses to average net
     assets (before waiver)..........           .37%(2)        .37%         .37%          .37%         .38%          .38%
   Ratio of expenses to average net
     assets (after waiver)...........           .24%(2)        .24%         .24%          .24%         .25%          .25%
   Ratio of net investment income,
     including realized and
     unrealized gains and losses, to
     average net assets (before
     waiver).........................          3.81%(2)       6.01%        5.14%         4.98%        5.34%         5.12%
   Ratio of net investment income,
     including realized and
     unrealized gains and losses, to
     average net assets (after
     waiver).........................          3.94%(2)       6.14%        5.27%         5.11%        5.47%         5.25%
(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY            VALUE
                       FACE AMOUNT                                              RATE*      DATE             (NOTE 1a)
------------------------------------------------------------------------------------------------------------------------
U.S.                   $50,000,000  U.S. Treasury Bills .....................    3.22%   12/13/01          $49,812,458
GOVERNMENT &            50,000,000  U.S. Treasury Bills .....................    2.02    01/24/02           49,764,345
AGENCY                  50,000,000  U.S. Treasury Bills .....................    2.05    01/31/02           49,740,903
ISSUES -- 25.0%         50,000,000  U.S. Treasury Bills .....................    2.09    02/07/02           49,727,800
                         2,000,000  U.S. Treasury Notes .....................    4.63    02/28/03            2,064,688
                        65,000,000  Federal Farm Credit Banks ...............    3.35    12/03/01           64,995,139
                        25,000,000  Federal Farm Credit Banks ...............    4.25    07/01/03           25,664,062
                        10,000,000  Federal Home Loan Banks .................    6.75    08/15/02           10,361,479
                        25,000,000  Federal Home Loan Banks .................    5.00    02/28/03           25,861,297
                        15,000,000  Federal Home Loan Banks .................    5.39    01/30/03           15,117,188
                        10,270,000  Federal Home Loan Mortgage Corp. ........    5.50    05/15/02           10,455,660
                        10,000,000  Federal Home Loan Mortgage Corp. ........    6.63    08/15/02           10,351,759
                        15,000,000  Federal Home Loan Mortgage Corp. ........    5.81    01/09/03           15,097,440
                        10,000,000  Federal Home Loan Mortgage Corp. ........    3.25    10/10/03           10,030,710
                        50,000,000  Federal National Mortgage Assoc. ........    6.25    11/15/02           52,082,540
                        30,000,000  Federal National Mortgage Assoc. ........    5.00    02/14/03           31,026,117
                        15,000,000  Federal National Mortgage Assoc. ........    5.51    01/22/03           15,112,500
                         5,205,000  Federal Farm Credit Banks D/N ...........    3.47    12/26/01            5,177,406
                        20,000,000  Federal Farm Credit Banks D/N ...........    4.42    02/15/02           19,882,000
                        15,000,000  Federal Farm Credit Banks D/N ...........    3.96    05/14/02           14,844,002
                        70,000,000  Federal Home Loan Banks D/N .............    2.42    12/19/01           69,774,133
                        20,000,000  Federal Home Loan Banks D/N .............    2.42    12/26/01           19,926,056
                        10,000,000  Federal Home Loan Banks D/N .............    2.40    12/28/01            9,962,000
                        50,000,000  Federal Home Loan Mortgage Corp. D/N ....    3.24    12/28/01           49,743,500
                        35,000,000  Federal Home Loan Mortgage Corp. D/N ....    3.44    12/31/01           34,877,497
                        23,756,000  Federal Home Loan Mortgage Corp. D/N ....    3.47    12/31/01           23,672,852
                        15,000,000  Federal Home Loan Mortgage Corp. D/N ....    4.76    01/31/02           14,923,033
                        10,852,000  Federal Home Loan Mortgage Corp. D/N ....    4.77    01/31/02           10,796,317
                        20,000,000  Federal Home Loan Mortgage Corp. D/N ....    4.84    01/31/02           19,897,378


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY         VALUE
                       FACE AMOUNT                                              RATE*      DATE         (NOTE 1a)
------------------------------------------------------------------------------------------------------------------------
U.S.                  $  5,000,000  Federal Home Loan Mortgage Corp. D/N ....    4.06%   04/24/02      $    4,952,500
GOVERNMENT &            29,625,000  Federal Home Loan Mortgage Corp. D/N ....    3.83    04/25/02          29,343,562
AGENCY ISSUES            9,440,000  Federal Home Loan Mortgage Corp. D/N ....    3.98    04/25/02           9,350,320
(CONTINUED)              5,823,000  Federal Home Loan Mortgage Corp. D/N ....    3.89    05/01/02           5,766,517
                        20,000,000  Federal Home Loan Mortgage Corp. D/N ....    3.81    06/03/02          19,770,002
                        50,000,000  Federal National Mortgage Assoc. D/N ....    3.34    12/28/01          49,735,583
                        10,000,000  Federal National Mortgage Assoc. D/N ....    4.79    01/11/02           9,959,959
                         3,800,000  Federal National Mortgage Assoc. D/N ....    3.98    05/03/02           3,762,718
                        16,550,000  Student Loan Marketing Assoc. D/N .......    3.59    07/15/02          16,319,955
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT & AGENCY
                                    ISSUES (COST $924,137,110) ..............                             929,703,375
-----------------------------------------------------------------------------------------------------------------------
U.S.                    37,500,000  Federal Home Loan Banks .................    2.35    08/20/02          37,495,515
GOVERNMENT             100,000,000  Federal Home Loan Banks .................    2.48    12/12/02          99,956,420
AGENCY                  37,500,000  Federal Home Loan Banks .................    2.34    02/20/03          37,485,554
ISSUES --               75,000,000  Federal Home Loan Banks .................    2.45    03/06/03          74,947,749
VARIABLE                64,000,000  Federal Home Loan Banks .................    2.12    04/30/03          63,942,917
RATE -- 32.6%           50,000,000  Federal National Mortgage Assoc. ........    2.52    11/05/01          49,999,842
                       150,000,000  Federal National Mortgage Assoc. ........    2.31    07/23/02         149,989,335
                       100,000,000  Federal National Mortgage Assoc. ........    2.54    12/06/02          99,965,321
                        50,000,000  Federal National Mortgage Assoc. ........    2.56    12/18/02          49,986,354
                        75,000,000  Federal National Mortgage Assoc. ........    2.48    12/23/02          74,960,487
                        50,000,000  Federal National Mortgage Assoc. ........    2.53    02/03/03          50,000,000
                        50,000,000  Federal National Mortgage Assoc. ........    2.57    02/19/03          49,978,875
                        25,000,000  Federal National Mortgage Assoc. ........    2.32    02/20/03          24,990,398
                       150,000,000  Federal National Mortgage Assoc. ........    2.56    02/26/03         149,897,651
                        50,000,000  Student Loan Marketing Assoc. ...........    2.59    02/07/02          49,994,678
                        50,000,000  Student Loan Marketing Assoc. ...........    2.59    02/28/02          49,992,197
                       100,000,000  Student Loan Marketing Assoc. ...........    2.57    12/06/02          99,978,606
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES -- VARIABLE RATE
                                    (COST $1,213,561,899) ...................                           1,213,561,899
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                       FACE AMOUNT                                              RATE*      DATE           (NOTE 1a)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE            $505,000,000  Credit Suisse First Boston Corp.,
AGREEMENTS**                           purchased on 10/31/01 ................    2.62%   11/01/01       $  505,000,000
-- 43.4%               415,000,000  J.P. Morgan Securities Inc.,
                                       purchased on 10/31/01 ................    2.63    11/01/01          415,000,000
                       150,000,000  Lehman Brothers Inc.,
                                       purchased on 10/31/01 ................    2.55    11/01/01          150,000,000
                        42,882,000  State Street Bank & Trust Company,
                                       purchased on 10/31/01 ................    2.56    11/01/01           42,882,000
                       500,000,000  UBS LLC.,
                                       purchased on 10/31/01 ................    2.63    11/01/01          500,000,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS
                                    (COST $1,612,882,000) ...................                            1,612,882,000
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 101.0%
                                    (COST $3,750,581,009) ...................                            3,756,147,274
-----------------------------------------------------------------------------------------------------------------------
                                    LIABILITIES IN EXCESS OF OTHER                                         (37,772,901)
                                    ASSETS -- (1.0%) ........................
-----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00 PER
                                    SHARE ON 3,712,808,108 SHARES OF
                                    BENEFICIAL INTEREST
                                    OUTSTANDING -- 100.0% ...................                           $3,718,374,373
=======================================================================================================================

   Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2001, unrealized appreciation amounted to $5,566,265 and is comprised of $5,566,837 of appreciation and $572 in depreciation.

  *Repurchase Agreements bear interest payable at fixed dates or upon maturity. U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2001. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

 **Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.

   D/N--Discount Notes



See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities subject to repurchase agreements....................     $1,612,882,000
Investments in other marketable securities....................................      2,143,265,274
                                                                                   --------------
        Total investments at value (identified cost $3,750,581,009) (Note 1a)....................        $3,756,147,274
Cash.............................................................................................             5,027,424
Interest receivable..............................................................................             8,638,502
Prepaid expense..................................................................................                16,907
                                                                                                         --------------
        Total assets.............................................................................         3,769,830,107
                                                                                                         --------------
LIABILITIES:
Advisory fee payable (Note 2)....................................................................               654,684
Payable for investments purchased................................................................            49,740,903
Dividends payable................................................................................               711,786
Accrued expenses.................................................................................               348,361
                                                                                                         --------------
        Total liabilities........................................................................            51,455,734
                                                                                                         --------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   3,712,808,108 shares of beneficial interest outstanding)......................................        $3,718,374,373
                                                                                                         ==============
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)...........................................................          $71,338,175
                                                                                                           -----------
EXPENSES:
Investment advisory fee (Note 2)..............................................       $ 5,803,728
Registration fees.............................................................           443,090
Dividend and transfer agency fees.............................................           142,137
Accounting and custodian services.............................................            98,944
Legal and audit fees..........................................................            12,231
Trustees' fees (Note 5).......................................................            10,147
Insurance.....................................................................             7,132
Printing and shareholder reports..............................................             6,751
Miscellaneous.................................................................            16,230
                                                                                     -----------
        Total expense.........................................................         6,540,390
Waived investment advisory fee (Note 2).......................................        (2,064,804)            4,475,586
                                                                                     -----------           -----------
        Net investment income.................................................                              66,862,589

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions................................           475,789
Net unrealized appreciation of investments....................................         4,099,319
                                                                                     -----------
        Net realized and unrealized gain from investments........................................            4,575,108
                                                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................          $71,437,697
                                                                                                           ===========


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS              YEAR
MERRILL LYNCH GOVERNMENT FUND                                                         ENDED                ENDED
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)                                   OCTOBER 31, 2001      APRIL 30, 2001
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income....................................................        $   66,862,589        $  164,078,909
Net realized gain from investment transactions...........................               475,789               633,675
Net unrealized appreciation of investments...............................             4,099,319             2,844,154
                                                                                 --------------        --------------
Net increase in net assets resulting from operations.....................            71,437,697           167,556,738
Total declared as dividends to shareholders (Note 4).....................           (67,338,378)         (164,712,584)
Capital share transactions (Note 3)......................................           752,482,143           355,740,622
                                                                                 --------------        --------------
Net increase in net assets...............................................           756,581,462           358,584,776

NET ASSETS:
Beginning of period......................................................         2,961,792,911         2,603,208,135
                                                                                 --------------        --------------
End of period............................................................        $3,718,374,373        $2,961,792,911
                                                                                 ==============        ==============

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND                 SIX MONTHS
FINANCIAL HIGHLIGHTS (UNAUDITED)                ENDED                           YEAR ENDED APRIL 30,
                                              OCTOBER 31,   -----------------------------------------------------------
                                                 2001          2001        2000         1999        1998         1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period....        $1.00         $1.00        $1.00        $1.00       $1.00       $1.00
Income from Investment Operations:
   Net investment income................         .018          .060         .052         .050        .053        .052
Less Distributions:
   Dividends from net investment income.        (.018)        (.060)       (.052)       (.050)      (.053)      (.052)
                                                -----         -----        -----        -----       -----       -----
Net Asset Value, end of period..........        $1.00         $1.00        $1.00        $1.00       $1.00       $1.00
                                                =====         =====        =====        =====       =====       =====
Total Return............................         1.83%(1)      6.17%        5.34%        5.16%       5.48%       5.31%
Ratios/Supplemental Data:
   Net Assets, end of period (000)......   $3,718,374    $2,961,793   $2,603,208   $2,636,672  $2,114,592  $2,017,399
   Ratio of expenses to average net
     assets (before waiver).............          .35%(2)       .36%         .35%         .36%        .37%        .38%
   Ratio of expenses to average net
     assets (after waiver)..............          .24%(2)       .24%         .24%         .24%        .25%        .26%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver).............         3.71%(2)      5.94%        5.07%        4.90%       5.24%       5.07%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)..............         3.82%(2)      6.06%        5.18%        5.02%       5.36%       5.19%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY             VALUE
                       FACE AMOUNT                                              RATE*      DATE             (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S.                   $19,744,000  U.S. Treasury Bills ..................      2.28%    11/01/01          $ 19,744,000
GOVERNMENT              50,000,000  U.S. Treasury Bills ..................      3.48     11/01/01            50,000,000
ISSUES --               46,797,000  U.S. Treasury Bills ..................      2.18     11/08/01            46,777,163
104.2%                  50,000,000  U.S. Treasury Bills ..................      2.23     11/08/01            49,978,319
                        15,000,000  U.S. Treasury Bills ..................      2.26     11/08/01            14,993,408
                        15,777,000  U.S. Treasury Bills ..................      2.27     11/08/01            15,770,036
                         5,310,000  U.S. Treasury Bills ..................      2.30     11/08/01             5,307,625
                        21,361,000  U.S. Treasury Bills ..................      2.31     11/08/01            21,351,405
                        50,000,000  U.S. Treasury Bills ..................      3.44     11/08/01            49,966,556
                        50,000,000  U.S. Treasury Bills ..................      2.20     11/15/01            49,957,319
                         1,235,000  U.S. Treasury Bills ..................      2.23     11/15/01             1,233,929
                         8,215,000  U.S. Treasury Bills ..................      2.26     11/15/01             8,207,780
                        50,000,000  U.S. Treasury Bills ..................      2.29     11/15/01            49,955,472
                         1,232,000  U.S. Treasury Bills ..................      2.30     11/15/01             1,230,898
                        25,000,000  U.S. Treasury Bills ..................      2.31     11/15/01            24,977,542
                        20,000,000  U.S. Treasury Bills ..................      3.32     11/15/01            19,974,178
                         6,827,000  U.S. Treasury Bills ..................      3.57     11/15/01             6,817,522
                        18,000,000  U.S. Treasury Bills ..................      2.05     11/23/01            17,977,450
                        57,015,000  U.S. Treasury Bills ..................      2.19     11/23/01            56,938,695
                           919,000  U.S. Treasury Bills ..................      2.24     11/23/01               917,745
                        50,000,000  U.S. Treasury Bills ..................      2.30     11/23/01            49,929,569
                         7,149,000  U.S. Treasury Bills ..................      2.35     11/23/01             7,138,733
                        11,747,000  U.S. Treasury Bills ..................      2.37     11/23/01            11,729,986
                        65,000,000  U.S. Treasury Bills ..................      2.17     11/29/01            64,890,294
                        50,000,000  U.S. Treasury Bills ..................      2.20     11/29/01            49,914,639
                        36,213,000  U.S. Treasury Bills ..................      2.33     11/29/01            36,147,374
                        25,000,000  U.S. Treasury Bills ..................      3.35     11/29/01            24,934,861
                        60,000,000  U.S. Treasury Bills ..................      2.18     12/06/01            59,872,833
                        55,000,000  U.S. Treasury Bills ..................      2.55     12/06/01            54,863,646
                        25,000,000  U.S. Treasury Bills ..................      3.23     12/06/01            24,921,493
                        50,000,000  U.S. Treasury Bills ..................      3.35     12/06/01            49,837,153
                        26,158,000  U.S. Treasury Bills ..................      2.69     12/13/01            26,076,060
                        40,000,000  U.S. Treasury Bills ..................      2.57     12/20/01            39,860,078
                        25,000,000  U.S. Treasury Bills ..................      3.32     12/20/01            24,886,943
                        50,000,000  U.S. Treasury Bills ..................      2.31     12/27/01            49,820,333


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY            VALUE-
                       FACE AMOUNT                                              RATE*      DATE            (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S.                   $20,000,000  U.S. Treasury Bills ..................      2.32%    12/27/01          $19,927,978
GOVERNMENT               3,847,000  U.S. Treasury Bills ..................      2.02     01/03/02            3,833,469
ISSUES                   9,000,000  U.S. Treasury Bills ..................      2.11     01/03/02            8,968,345
(CONTINUED)             20,000,000  U.S. Treasury Bills ..................      2.21     01/03/02           19,929,656
                        32,000,000  U.S. Treasury Bills ..................      2.15     01/10/02           31,874,301
                        20,957,000  U.S. Treasury Bills ..................      2.17     01/10/02           20,874,679
                        50,000,000  U.S. Treasury Bills ..................      2.22     01/17/02           49,783,945
                        50,000,000  U.S. Treasury Bills ..................      2.23     01/17/02           49,783,945
                         1,124,000  U.S. Treasury Bills ..................      2.11     01/24/02            1,118,703
                        50,000,000  U.S. Treasury Bills ..................      2.18     01/24/02           49,764,345
                        20,000,000  U.S. Treasury Bills ..................      3.34     02/07/02           19,891,120
                        25,000,000  U.S. Treasury Bills ..................      2.47     03/21/02           24,812,348
                        25,000,000  U.S. Treasury Notes ..................      7.50     11/15/01           25,036,719
                         5,000,000  U.S. Treasury Notes ..................      6.25     07/31/02            5,157,615
                         5,000,000  U.S. Treasury Notes ..................      6.00     09/30/02            5,179,690
                        30,000,000  U.S. Treasury Notes ..................      5.75     10/31/02           31,100,400
                         6,000,000  U.S. Treasury Notes ..................      4.63     02/28/03            6,194,064
                         5,000,000  U.S. Treasury Notes ..................      4.25     03/31/03            5,142,775
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 104.2%
                                    (COST $ 1,464,428,771)................                               1,465,275,134
-----------------------------------------------------------------------------------------------------------------------
                                    LIABILITIES IN EXCESS OF OTHER
                                    ASSETS -- (4.2%) .....................                                 (58,720,794)
-----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00
                                    PER SHARE ON 1,405,707,977 SHARES
                                    OF BENEFICIAL INTEREST
                                    OUTSTANDING -- 100.0% ................                              $1,406,554,340
=======================================================================================================================
 Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2001, net unrealized appreciation amounted to $846,363.

*U.S.  Treasury Bills are purchased on a discount  basis;  the interest rate shown is the discount paid at the time of purchase by the Fund.
 U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Total investments at value (identified cost $1,464,428,771) (Note 1a)..........................        $1,465,275,134
Cash...........................................................................................             5,619,338
Interest receivable............................................................................             1,042,491
Prepaid expense................................................................................                14,516
                                                                                                       --------------
        Total assets...........................................................................         1,471,951,479
                                                                                                       --------------
LIABILITIES:
Advisory fee payable (Note 2)..................................................................               259,766
Payable for investments purchased..............................................................            64,890,295
Dividends payable..............................................................................               155,539
Accrued expenses...............................................................................                91,539
                                                                                                       --------------
        Total liabilities......................................................................            65,397,139
                                                                                                       --------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   1,405,707,977 shares of beneficial interest outstanding)....................................        $1,406,554,340
                                                                                                       ==============
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d).......................................................             $21,114,426
                                                                                                          -----------
EXPENSES:
Investment advisory fee (Note 2)............................................       $1,990,250
Registration fees...........................................................          112,187
Accounting and custodian services...........................................           51,118
Dividend and transfer agency fees...........................................           43,861
Legal and audit fees........................................................            6,030
Trustees' fees (Note 5).....................................................            2,550
Insurance...................................................................            2,422
Printing and shareholder reports............................................            1,321
Miscellaneous...............................................................           13,270
                                                                                   ----------
        Total expense.......................................................        2,223,009
Waived investment advisory fee (Note 2).....................................         (793,182)              1,429,827
                                                                                   ----------             -----------
        Net investment income...............................................                               19,684,599

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions..............................          103,718
Net unrealized appreciation of investments..................................          682,630
                                                                                   ----------
        Net realized and unrealized gain from investments....................................                 786,348
                                                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................................             $20,470,947
                                                                                                          ===========


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS              YEAR
MERRILL LYNCH TREASURY FUND                                                              ENDED                ENDED
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)                                     OCTOBER 31, 2001      APRIL 30, 2001
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income....................................................       $   19,684,599           $  46,114,595
Net realized gain from investment transactions...........................              103,718                 389,624
Net unrealized appreciation of investments...............................              682,630                 174,744
                                                                                --------------           -------------
Net increase in net assets resulting from operations.....................           20,470,947              46,678,963
Total declared as dividends to shareholders (Note 4).....................          (19,788,317)            (46,504,219)
Capital share transactions (Note 3)......................................          353,863,005             372,993,363
                                                                                --------------           -------------
Net increase in net assets...............................................          354,545,635             373,168,107

NET ASSETS:
Beginning of period......................................................        1,052,008,705             678,840,598
                                                                                --------------           -------------
End of period............................................................       $1,406,554,340          $1,052,008,705
                                                                                ==============          ==============

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND                  SIX MONTHS                        YEAR ENDED APRIL 30,
FINANCIAL HIGHLIGHTS (UNAUDITED)               ENDED         ----------------------------------------------------------
                                          OCTOBER 31, 2001      2001        2000        1999          1998        1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period......        $1.00        $1.00       $1.00        $1.00        $1.00       $1.00
Income from Investment Operations:
   Net investment income..................         .017         .056        .048         .046         .051        .049
Less Distributions:
   Dividends from net investment income...        (.017)       (.056)      (.048)       (.046)       (.051)      (.049)
                                                  -----        -----       -----        -----        -----       -----
Net Asset Value, end of period............        $1.00        $1.00       $1.00        $1.00        $1.00       $1.00
                                                  =====        =====       =====        =====        =====       =====
Total Return..............................         1.71%(1)     5.78%       4.94%        4.76%        5.24%       5.08%
Ratios/Supplemental Data:
   Net Assets, end of period (000)........   $1,406,554   $1,052,009    $678,841     $680,340     $759,197    $611,844
   Ratio of expenses to average net
     assets (before waiver)...............          .37%(2)      .39%        .39%         .39%         .41%        .42%
   Ratio of expenses to average net
     assets (after waiver)................          .24%(2)      .25%        .25%         .25%         .26%        .27%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver)...............         3.29%(2)     5.45%       4.69%        4.36%        5.11%       4.85%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)................         3.42%(2)     5.59%       4.83%        4.50%        5.26%       5.00%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              VALUE
                         FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
ALASKA --                $19,300,000  Valdez, Alaska Marine Terminal Revenue (ARCO Transportation
0.5%                                     Project--Series A) CP 2.30% due 11/09/2001................        $19,300,000
-----------------------------------------------------------------------------------------------------------------------
ARKANSAS --               10,000,000  Arkansas Hospital Equipment Finance Authority Revenue (AHA
0.4%                                     Pooled Financing Program) VRDN 2.15% due 11/01/2028 (a) ..         10,000,000
                           5,125,000  Arkansas State Development Finance Authority IDR
                                         (Defiance Metal Products Project) VRDN 2.40% due
                                         11/01/2011 (a) ...........................................          5,125,000
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA --              3,400,000  California Pollution Control Financing Authority PCR
2.3%                                     (Pacific Gas & Electric--Series C) DDN 2.35% due
                                         11/01/2026 (a) ...........................................          3,400,000
                          22,000,000  California State VRDN 2.43% due 06/28/2002 (a) .............          22,000,000
                                      California State CP:
                          25,000,000  2.20% due 11/20/2001 ........................................         25,000,000
                          19,405,000  2.15% due 11/21/2001 ........................................         19,405,000
                          19,500,000  2.25% due 11/21/2001 ........................................         19,500,000
                           8,300,000  2.15% due 01/14/2002 ........................................          8,300,000
-----------------------------------------------------------------------------------------------------------------------
COLORADO --                4,300,000  Arvada, Colorado Water Enterprise Revenue (Dexia
0.7%                                     Public Finance) VRDN 2.45% due 11/01/2020 (a) ............          4,300,000
                          13,130,000  Castle Pines North Metropolitan District VRDN 2.20%
                                         due 12/01/2028 (a) .......................................         13,130,000
                           6,195,000  Colorado Educational & Cultural Facilities Authority Revenue
                                         (Denver Academy Project) VRDN 2.25% due 08/01/2020 (a) ...          6,195,000
                           4,000,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.) VRDN
                                         2.15% due 12/01/2005 (a) .................................          4,000,000
-----------------------------------------------------------------------------------------------------------------------
DELAWARE --               15,000,000  Delaware State EDA IDR (Delaware Clean Power Project) VRDN            15,000,000
0.4%                                     2.20% due 08/01/2029 (a) .................................
-----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA       6,000,000  General Fund Recovery DDN 2.25% due 06/01/2003 (a) .........           6,000,000
-- 0.1%
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                       FACE AMOUNT                                ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
FLORIDA --             $26,565,000  Capital Projects Finance Authority of Florida Revenue
7.9%                                   (Capital Projects Loan Program--Series H) VRDN 2.15% due
                                       12/01/2030 (a) ............................................        $26,565,000
                                    Capital Trust Agency, Florida--M/F Housing Revenue
                                       Bond--Community Loan Program VRDN:
                        10,000,000  (Series A) 2.25% due 12/01/2032(a) ...........................         10,000,000
                        44,600,000  (Series B) 2.25% due 12/01/2032(a) ...........................         44,600,000
                        24,300,000  Florida State Board of Education Public Education Municipal
                                       Securities Trust Receipts (SGA 102) DDN 2.10% due
                                       06/01/2029 (a) ............................................         24,300,000
                        16,675,000  Gulf Breeze, Florida Health Care Facilities Revenue (Heritage
                                       Health Care Project) VRDN 2.27% due 01/01/2024 (a) ........         16,675,000
                         7,500,000  Hillsborough County, Florida IDA PCR (Tampa Electric Co.
                                       Project) DDN 2.05% due 09/01/2025 (a) .....................          7,500,000
                        28,100,000  Martin County, Florida PCR (Florida Power & Light Co.
                                       Project) DDN 2.10% due 07/15/2022 (a) .....................         28,100,000
                                    Municipal Securities Trust Certificates--Florida State Board
                                       of Education DDN:
                        16,955,000  2.10% due 08/04/2016 (a) .....................................         16,955,000
                         4,000,000  2.10% due 05/06/2010 (a) .....................................          4,000,000
                         2,500,000  2.10% due 01/30/2019 (a) .....................................          2,500,000
                        31,100,000  Orange County, Florida Health Facilities Authority Revenue
                                       VRDN 2.15% due 06/01/2030 (a) .............................         31,100,000
                        25,000,000  Orange County, Florida Health Facilities Authority Revenue CP
                                       2.15% due 12/13/2001 ......................................         25,000,000
                        61,900,000  Saint Lucie County, Florida PCR (Florida Power & Light Co.
                                       Project) DDN 2.10% due 09/01/2028 (a) .....................         61,900,000
                        35,245,000  Saint Lucie County, Florida Solid Waste Disposal Revenue
                                       (Florida Power & Light--Series B) DDN 2.30% due 07/15/2024
                                       (a) .......................................................         35,245,000
-----------------------------------------------------------------------------------------------------------------------
GEORGIA --               6,435,000  Albany & Dougherty County, Georgia Hospital Authority Revenue
5.6%                                   (Phoebe Putney Memorial Hospital) VRDN 2.00% due
                                       09/01/2026 (a) ............................................          6,435,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
GEORGIA                $11,250,000  Burke County, Georgia Development Authority PCR (Oglethorpe
(CONTINUED)                            Power Corp.) CP 2.10% due 11/09/2001 ......................        $11,250,000
                        11,500,000  Burke County, Georgia Development Authority PCR DDN 2.05% due
                                       01/01/2020 (a) ............................................         11,500,000
                        24,600,000  Cobb County, Georgia Development Authority Revenue (Kennesaw
                                       State University Project A) VRDN 2.10%
                                       due 08/01/2031 (a) ........................................         24,600,000
                        14,200,000  Crisp County, Georgia Solid Waste Management Authority
                                       Revenue VRDN 2.57% due 01/01/2023 (a) .....................         14,200,000
                        19,145,000  Eagle Tax-Exempt Trust--State of Georgia (Series 981002) VRDN
                                       2.18% due 07/15/2015 (a)...................................         19,145,000
                        22,955,000  Eagle Tax-Exempt Trust--State of Georgia (Series 991001) VRDN
                                       2.18% due 11/01/2017 (a) ..................................         22,955,000
                        23,770,000  Georgia Municipal Electric Authority (Project 1--Series B) CP
                                       2.13% due 11/08/2001 ......................................         23,770,000
                         9,000,000  La Grange, Georgia Development Authority IDR (Reltec Corp.
                                       Project) VRDN 2.35% due 12/01/2021 (a) ....................          9,000,000
                         12,000,000 La Grange, Georgia Development Authority Revenue
                                       (La Grange College Project) VRDN 2.18% due 06/01/2031 (a) .         12,000,000
                        29,200,000  Macon-Bibb County, Georgia Hospital Authority Revenue
                                       (Central Georgia Health) DDN 2.05% due 05/01/2030 (a) .....         29,200,000
                        10,800,000  Monroe County, Georgia Development Authority PCR (Gulf Tower
                                       Co.) DDN 2.15% due 09/01/2024 (a) .........................         10,800,000
                         6,640,000  Monroe County, Georgia Development Authority PCR (Oglethorpe
                                       Power Corp. Project) DDN 2.05% due  01/01/2022 (a) ........          6,640,000
                        20,000,000  Southern Georgia Hospital Authority Revenue (Georgia Alliance
                                       of Community Hospitals Pooled Finance Program--Series A)
                                       VRDN 2.15% due 04/01/2029 (a) .............................         20,000,000
                        14,000,000  Ware County, Georgia Hospital Authority Revenue (Baptist
                                       Village Project) VRDN 2.10% due 11/01/2020 (a) ............         14,000,000
-----------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
IDAHO --               $ 9,885,000  American Falls Reservoir District Placement Dam Refunding
1.2%                                   VRDN 3.10% due 02/01/2025 (a) .............................        $ 9,885,000
                        39,100,000  Idaho Health Facilities Authority Health Systems Revenue
                                       (Holy Cross Health System Corp.) CP 2.40% due 11/08/2001 ..         39,100,000
                         2,595,000  Madison, Idaho Economic Development Corp. IDR (Floyd Wilcox &
                                       Sons, Inc. Project) VRDN 2.25% due 08/01/2012 (a) .........          2,595,000
-----------------------------------------------------------------------------------------------------------------------
ILLINOIS --              2,700,000  Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN
6.0%                                   2.40% due 10/01/2018 (a) ..................................          2,700,000
                         4,342,000  Chicago, Illinois (Series 484) VRDN 2.16% due
                                       01/01/2009 (a) ............................................          4,342,000
                                     Chicago, Illinois O'Hare International Airport Revenue
                                        (American Airlines) DDN:
                         2,000,000  (Series C) 2.20% due 12/01/2017 (a) ..........................          2,000,000
                        10,000,000  (Series D) 2.20% due 12/01/2017 (a) ..........................         10,000,000
                        15,000,000  Chicago, Illinois Park (Series-A) TAN 3.30% due 05/01/2002 ...         15,047,438
                         5,600,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                       (Groot Industries Inc. Project) VRDN 2.40% due
                                       12/01/2015 (a) ............................................          5,600,000
                         2,800,000  Des Plaines, Illinois IDR (East Golf Road LLC Project) VRDN
                                       2.40% due 05/01/2017 (a) ..................................          2,800,000
                         3,300,000  Elgin, Illinois IDR (Starro Precision Products Inc. Project)
                                       VRDN 2.40% due 06/01/2025 (a) .............................          3,300,000
                         1,000,000  Geneva, Illinois IDR (Continental Envelope Corp. Project)
                                       VRDN 2.40% due 09/01/2006 (a) .............................          1,000,000
                        19,400,000  Illinois Education Facilities Authority Revenue (Art
                                       Institute of Chicago) DDN 2.05% due 03/01/2027 (a) ........         19,400,000
                        41,000,000  Illinois Health Facilities Authority Revenue (Victory Health
                                       Service--Series B) CP 2.10% due 11/13/01 ..................         41,000,000
                        10,000,000  Illinois Health Facilities Authority Revenue (Friendship
                                       Village--Series B) VRDN 2.15% due 12/01/2021 (a) ..........         10,000,000
                        10,300,000  Illinois Health Facilities Authority Revenue (Central Dupage
                                       Health--Series B) DDN 2.10% due 11/01/2027 (a) ............         10,300,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
ILLINOIS               $ 7,300,000  Illinois Health Facilities Authority Revenue (Central Dupage
(CONTINUED)                            Health--Series C) DDN 2.10% due 11/01/2027 (a) ............        $ 7,300,000
                        25,000,000  Illinois Health Facilities Authority Revenue (Lutheran
                                       St. Ministries--Series B) VRDN 2.00% due 08/15/2031 (a) ...         25,000,000
                         2,690,000  Illinois State Development Finance Authority IDR (Rockford
                                        College Project) VRDN 2.25% due 02/01/2021 (a) ...........          2,690,000
                         3,240,000  Illinois State Development Finance Authority IDR (Design
                                       Automotive LLC Project) VRDN 2.40% due 06/01/2012 (a) .....          3,240,000
                        15,700,000  Illinois State Development Finance Authority (Provena
                                       Health--Series B) DDN 2.25% due 05/01/2028 (a) ............         15,700,000
                        22,000,000  Illinois State Development Finance Authority Revenue (Local
                                       Government Financing--Series A) VRDN 2.15% due
                                       09/01/2029 (a) ............................................         22,000,000
                        28,900,000  Illinois State Municipal Securities Trust Receipts (SGA 103)
                                       DDN 2.10% due 08/01/2024 (a) ..............................         28,900,000
                         4,500,000  Macon County, Illinois Revenue Millikin University VRDN 2.15%
                                       due 10/01/2031 (a) ........................................          4,500,000
                        12,495,000  Municipal Securities Trust Certificates--Chicago, Illinois
                                       (Class A--Series 2001-124) FXRDN 2.40% due
                                       12/10/2001 (a) ............................................         12,495,000
                         2,345,000  Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN 2.40% due
                                       12/01/2014 (a) ............................................          2,345,000
-----------------------------------------------------------------------------------------------------------------------
INDIANA --               1,740,000  Allen County, Indiana EDR (Water Furnace International Inc.)
2.4%                                   VRDN 2.40% due 11/01/2014 (a)..............................          1,740,000
                         2,205,000  Allen County, Indiana EDR (YMCA of Greater Fort Wayne
                                       Project) VRDN 2.25% due 12/01/2009 (a) ....................          2,205,000
                         2,105,000  Bloomington, Indiana EDR (Bloomington Square Project) VRDN
                                       2.25% due 12/01/2008 (a) ..................................          2,105,000
                         1,100,000  Connersville, Indiana EDR (Inland Southern Corp. Project)
                                       VRDN 2.10% due 02/01/2012 (a) .............................          1,100,000
                         2,500,000  Crawfordsville, Indiana EDR (Performance Master LLC Project)
                                       VRDN 2.35% due 10/01/2018 (a) .............................          2,500,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
INDIANA                  $ 2,245,000 Dearborn County, Indiana EDR (D&S Machine Products
(CONTINUED)                             Inc.) VRDN 2.25% due 04/01/2018 (a) ......................        $ 2,245,000
                           3,995,000 Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN
                                        2.25% due 08/01/2012 (a) .................................          3,995,000
                           6,010,000 Greencastle, Indiana IDR (Crown Equipment Corp. Project) VRDN
                                        2.25% due 02/01/2011 (a) .................................          6,010,000
                           4,000,000 Indianapolis, Indiana EDR (New Bridges Apartments Project)
                                        VRDN 2.30% due 06/01/2035 (a)  ...........................          4,000,000
                          15,000,000 Indianapolis, Indiana Citizens Gas & Coke Company CP 2.05%
                                        due 12/07/2001 ...........................................         15,000,000
                           2,115,000 Indiana State Development Finance Authority EDR (Hart Housing
                                        Group Inc. Project) VRDN 2.25% due 06/01/2011 (a) ........          2,115,000
                           2,205,000 Indiana State Development Finance Authority EDR (Indianapolis
                                        Urban League Inc.) VRDN 2.25% due 01/01/2020 (a) .........          2,205,000
                           1,120,000 Indiana State Development Finance Authority IDR (Centurion
                                        Industries Inc. Project) VRDN 2.40% due 10/01/2005 (a) ...          1,120,000
                          25,000,000 Mount Vernon, Indiana Solid Waste Disposal Revenue PCR
                                        (General Electric Project--Series A) CP 2.55% due
                                        01/17/2002 ...............................................         25,000,000
                          22,500,000 South Bend, Indiana Community School District TAN 4.63% due
                                        12/31/2001 ...............................................         22,506,211
                           8,500,000 Tippecanoe, Indiana School District BAN 3.90% due
                                        12/28/2001 ...............................................          8,508,370
-----------------------------------------------------------------------------------------------------------------------
IOWA --                   15,370,000 Municipal Securities Trust Certificates (Iowa Finance
0.7%                                    Authority Hospital Facility Revenue Health System
                                        Class A--Series 26) VRDN 2.10% due 06/01/2010 (a) ........         15,370,000
                          16,000,000 Iowa State Finance Authority (Burlington Med Center) DDN
                                        2.05% due 06/01/2027 (a) .................................         16,000,000
-----------------------------------------------------------------------------------------------------------------------
KANSAS --                 15,400,000 Butler County, Kansas Solid Waste Disposal Facilities Revenue
2.1%                                    (Texaco Refining and Marketing--Series A) DDN 2.15% due
                                        08/01/2024 (a) ...........................................         15,400,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
KANSAS                   $63,100,000 Butler County, Kansas Solid Waste Disposal & Cogeneration
(CONTINUED)                             Revenue (Texaco Refining & Marketing -- Series B)..........       $63,100,000
                          10,000,000 Kansas State Department of Transportation Highway Revenue
                                        (Series C-1) VRDN 1.95% due 09/01/2020 (a) ................        10,000,000
-----------------------------------------------------------------------------------------------------------------------
KENTUCKY --                2,500,000 Carroll County, Kentucky Solid Waste Disposal Revenue (North
2.3%                                    American Stainless) VRDN 2.14% due
                                        05/01/2031 (a) ............................................         2,500,000
                           3,655,000 Crestview Hill, Kentucky Industrial Building Revenue (Thomas
                                        More College Project) VRDN 2.20% due 11/01/2018 (a)  ......         3,655,000
                           1,640,000 Dayton, Kentucky Industrial Building Revenue (Willow Green
                                        Project) VRDN 2.25% due 08/01/2020 (a) ....................         1,640,000
                           1,500,000 Jefferson County, Kentucky Industrial Building Revenue
                                        (Thomas Development Project) VRDN 2.40% due 04/10/2010 (a)          1,500,000
                           3,930,000 Jefferson County, Kentucky Industrial Building Revenue
                                        (Hamilton Printing Project) VRDN 2.25% due 12/01/2011 (a) .         3,930,000
                          28,500,000 Kentucky Asset & Liability Commission General Fund Revenue
                                        (Tax & Revenue Notes-- Series B) TRAN 2.57% due 06/26/2002         28,500,000
                           9,835,000 Kentucky Economic Development Finance Authority Hospital
                                        Facilities Revenue (St. Elizabeth's Medical Center
                                        Inc.--Series A) VRDN 2.22% due 05/01/2017 (a) .............         9,835,000
                           3,130,000 Kentucky Governmental Agencies Certificates TRAN 3.10% due
                                        06/28/2002 ................................................         3,138,973
                          19,700,000 Kentucky State Pollution Abatement and Water Resource Finance
                                        Authority PCR (Toyota Motor) DDN 2.65% due 08/13/2006 (a) .        19,700,000
                          20,000,000 Kentucky State Turnpike Authority (Resource Recovery
                                        Revenue--Series 488) VRDN 2.16% due .......................        20,000,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
KENTUCKY                 $ 3,385,000 Shelby County, Kentucky IDR (Truss Co. Inc./Kingbrook
(CONTINUED)                             Commerce Park LLC Project) VRDN 2.40% due
                                        06/01/2018 (a) ............................................       $ 3,385,000
-----------------------------------------------------------------------------------------------------------------------
LOUISIANA --              16,700,000 Calcasieu Parish Inc. of Louisiana IDB Environmental Revenue
1.8%                                    (Citgo Petroleum Corp. Project) DDN 2.15% due 07/01/2026
                                        (a) .......................................................        16,700,000
                                     Louisiana Public Facilities Authority Revenue (Christus
                                        Health--Series B) CP:
                          38,500,000 2.35% due 11/13/2001 .........................................        38,500,000
                          12,650,000 2.10% due 11/19/2001 .........................................        12,650,000
                           6,610,000 Louisiana State Offshore Term Authority Deepwater Port
                                        Revenue (Loop Inc.) DDN 2.05% due 09/01/2006 (a) ..........         6,610,000
-----------------------------------------------------------------------------------------------------------------------
MAINE --                   1,810,000 Gray, Maine Revenue (Advance Realty Project) VRDN 2.00% due
0.4%                                    10/01/2011 (a) ............................................         1,810,000
                             630,000 Lewiston, Maine Revenue (Geiger Brothers Project) VRDN 2.40%
                                        due 09/01/2004 (a) ........................................           630,000
                           2,100,000 Millinocket, Maine Revenue (Gardner Chipmills Project) VRDN
                                        2.25% due 03/01/2005 (a) ..................................         2,100,000
                           4,515,000 Portland, Maine Revenue (Grass Properties & Applicators) VRDN
                                        2.15% due 10/01/2020 (a) ..................................         4,515,000
                           1,250,000 Saco, Maine IDR (First Light Technology Project) VRDN 2.25%
                                        due 04/01/2007 (a) ........................................         1,250,000
                           3,585,000 Topsham, Maine Revenue (Village Candle Inc.) VRDN 2.25% due
                                        08/01/2013 (a) ............................................         3,585,000
                           4,820,000 Trenton, Maine Revenue (The Talaria Co. Project)
                                        VRDN 2.40% due 10/15/2015 (a) .............................         4,820,000
-----------------------------------------------------------------------------------------------------------------------
MARYLAND --               25,900,000 Maryland State Energy Financing Administration Solid Waste
0.6%                                    Disposal Revenue (Cimentaries Project) DDN 2.15% due
                                        05/01/2035 (a) ............................................        25,900,000
-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS --           7,500,000 Brockton, Massachusetts Area Transportation Authority Revenue
3.1%                                    RAN 3.20% due 08/09/2002 ..................................         7,528,062
                           4,489,000 Cape Cod, Massachusetts Regional Transportation Authority
                                        Revenue RAN 3.00% due 07/12/2002 ..........................         4,498,061


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS            $18,220,000 Clipper Tax-Exempt Trust--Massachusetts Housing
(CONTINUED)                             Finance Agency (Series 2000-4) VRDN 2.23% due
                                        12/30/2004 (a) ............................................       $18,220,000
                           9,200,000 Gateway, Massachusetts Regional School District BAN 3.25% due
                                        05/06/2002 ................................................         9,211,389
                          12,100,000 Lowell, Massachusetts BAN 3.25% due 12/20/2001 ...............        12,109,745
                           6,100,000 Massachusetts State Central Artery Project (Series B)
                                        DDN 2.05% due 12/01/2030 (a) ..............................         6,100,000
                          12,010,000 Melrose, Massachusetts BAN 3.20% due 08/15/2002 ..............        12,061,514
                           9,900,000 Montachusett, Massachusetts Regional Transportation Authority
                                        Revenue RAN 3.50% due 06/21/2002 ..........................         9,945,873
                          10,000,000 Nashoba, Massachusetts Regional School District BAN 2.13% due
                                        11/08/2001 ................................................        10,047,365
                           7,000,000 New Bedford, Massachusetts BAN 3.10% due
                                        06/28/2002 ................................................         7,017,833
                          21,000,000 Pioneer Valley, Massachusetts Transportation Authority
                                        Revenue RAN 3.25% due 08/08/2002 ..........................        21,069,796
                           5,135,000 Saugus, Massachusetts BAN 3.10% due 02/21/2002 ...............         5,139,588
                           8,053,000 Winthrop, Massachusetts BAN 4.75% due 11/01/2001 .............         8,053,000
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN --              17,307,000  ABN-AMRO Muni-Tops Michigan State Trunkline (Series 1998-13)
3.3%                                    VRDN 1.98% due 10/04/2006 (a) .............................        17,307,000
                           6,715,000 Dearborn, Michigan Economic Development Corp. Revenue (Henry
                                        Ford Village Inc. Project) VRDN 2.20% due 10/01/2023 (a) ..         6,715,000
                           7,115,000 Michigan State Higher Educational Facilities Authority
                                        Revenue (Center Creative Project) VRDN 2.20% due
                                        12/01/2024 (a) ............................................         7,115,000
                          16,500,000 Michigan State Higher Educational Facilities Authority
                                        Revenue (Ave Maria School of Law Project) VRDN 2.20% due
                                        08/01/2026 (a) ............................................        16,500,000
                          21,500,000 Michigan Municipal Bond Authority Revenue (Series C) RAN
                                        3.50% due 08/22/2002  .....................................        21,655,262
                          25,000,000 Michigan State Building Authority Revenue Facility Program CP
                                        2.15% due 11/08/2001 ......................................        25,000,000


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
                        FACE AMOUNT                               ISSUE                                    (NOTE 1a)
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN                 $ 4,000,000 Michigan State Hospital Finance Authority Revenue (Chelsea
(CONTINUED)                             Community Hospital) VRDN 2.20% due
                                        05/15/2031 (a) ............................................       $ 4,000,000
                           9,200,000 Michigan State Strategic Fund Pollution Central Revenue
                                        (Consumers Power Project) DDN 2.05% due
                                        04/15/2018 (a)  ...........................................         9,200,000
                           4,000,000 Michigan State Strategic Fund Limited Obligation Revenue
                                        (FATA Automation Project) VRDN 2.30% due 10/01/2024 (a)  ..         4,000,000
                           4,230,000 Michigan State Strategic Fund Limited Obligation Revenue
                                        (Weller Truck Parts Project) VRDN 2.30% due 10/01/2029 (a)          4,230,000
                          5,400,000  Michigan State Strategic Fund Limited Obligation Revenue (AVL
                                        North America Inc. Project) VRDN 2.40% due 04/01/2011 (a) .         5,400,000
                           7,500,000 Michigan State Strategic Fund Limited Obligation Revenue
                                        (Sur-Flo Plastics Inc. Project) VRDN 2.30% due
                                        08/01/2025 (a) ............................................         7,500,000
                           5,000,000 Northern Michigan University Revenue DDN 2.05% due 06/01/2031
                                        (a) .......................................................         5,000,000
                           5,285,000 Oakland County, Michigan Economic Development Corp Limited
                                        Obligation Revenue (Su Dan Co. Project) VRDN 2.30% due
                                        07/01/2024 (a) ............................................         5,285,000
-----------------------------------------------------------------------------------------------------------------------
MINNESOTA --                         Minnesota State Housing Finance Agency--Single Family Mortgage
0.2%                                    RAN:
                           4,680,000 (Series C) 3.20% due 05/01/2002...............................         4,680,000
                           4,520,000 (Series D) 3.25% due 05/01/2002...............................         4,520,000
-----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI --            15,650,000 Harrison County, Mississippi Pollution Central Revenue                15,650,000
1.9%                                    (Mississippi Power Co. Project) DDN 2.10% due 12/01/2022
                                        (a)........................................................
                          10,000,000 Mississippi Medical Center Educational Building Corp. Revenue
                                        (Adult Hospital Project) VRDN 2.10% due 07/01/2031 (a).....        10,000,000
                           9,400,000 Mississippi State Business Finance Corp. Revenue (Mississippi
                                        Power Co.) DDN 2.20% due 12/01/2027 (a)....................         9,400,000


See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
MISSISSIPPI              $44,985,000 Mississippi State Hospital Equipment & Facilities Authority
(CONTINUED)                             Revenue (North Mississippi Health Services--Series 1) CP
                                        2.40% due 12/10/01.........................................       $44,985,000
---------------------------------------------------------------------------------------------------------------------
MISSOURI --                3,600,000 Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc. Project)
1.3%                                    VRDN 2.45% due 05/01/2010 (a)..............................         3,600,000
                           1,650,000 Missouri State Development Finance Board IDR
                                        (Filtration Group Inc.) VRDN 2.40%
                                        due 03/01/2012 (a).........................................         1,650,000
                          12,000,000 Missouri State Health & Higher Educational Facilities
                                        Authority Revenue (Bethisda Health Group--
                                        Series A) DDN 2.10% due 08/01/2031 (a).....................        12,000,000
                                     Missouri State Health & Higher Educational Facilities
                                        Authority Revenue (Pooled Hospital Loan Program) VRDN:
                          22,580,000 (Series A) 2.15% due 08/01/2029 (a)...........................        22,580,000
                          10,615,000 (Series B) 2.05% due 08/01/2029 (a)...........................        10,615,000
                           4,250,000 (Series C) 2.05% due 08/01/2029 (a)...........................         4,250,000
                           1,660,000 Sikeston, Missouri IDA Revenue (Heritage American
                                        Homes LP/North Ridge Homes Inc. Project) VRDN 2.25% due
                                        07/01/2009 (a).............................................         1,660,000
---------------------------------------------------------------------------------------------------------------------
NEVADA --                 11,290,000 Eagle Tax-Exempt Trust-- Clark County, Nevada School District
0.5%                                    (Series 962804) VRDN 2.18% due
                                        06/15/2015 (a).............................................        11,290,000
                          12,000,000 Truckee Meadows, Nevada Water Authority Revenue (Municipal
                                        Security Trust Receipts--Series SGA 137) DDN 2.10% due
                                        07/01/2030 (a).............................................        12,000,000
---------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE -- 2.6%     18,980,000 New Hampshire Health & Educational Facility Authority Revenue
                                        (Dartmouth Hitchcock) DDN 2.00% due 08/01/2031 (a) ........        18,980,000
                          21,000,000 New Hampshire State IDA PCR (New England Power Co. Project)
                                        CP 2.20% due 12/13/2001 ...................................        21,000,000
                                     New Hampshire State Business Finance Authority PCR (New
                                     England Power Co Project--Series A) CP:
                          25,000,000 2.60% due 11/15/2001..........................................        25,000,000
                          35,850,000 2.40% due 11/28/2001..........................................        35,850,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE            $ 1,500,000 New Hampshire State Business Finance Authority Revenue (Hydra
(CONTINUED)                             LLC Inc.) VRDN 2.15% due 11/01/2006 (a)....................       $ 1,500,000
                           3,940,000 New Hampshire State Business Finance Authority Industrial
                                        Facilities Revenue (Nim-Cor Inc.) VRDN 2.15% due
                                        11/01/2009 (a).............................................         3,940,000
                           4,810,000 New Hampshire State Business Finance Authority Revenue
                                        (Montgomery Wire Corp.) VRDN 2.15% due
                                        02/01/2014 (a).............................................         4,810,000
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY -- 0.6%         5,000,000 Essex County, New Jersey Utilities Authority Water Systems
                                        Revenue BAN 5.00% due 11/29/2001...........................         5,001,649
                          20,000,000 Woodbridge Township, New Jersey BAN 3.00% due 07/26/2002......        20,051,162
---------------------------------------------------------------------------------------------------------------------
NEW YORK --               13,300,000 New York State Energy & Development Authority PCR (Niagara
0.5%                                    Mohawk Power Corp. Project) DDN 2.20% due 07/01/2027 (a)...       13,300,000
                           8,000,000 Watkins Glen, New York Central School District BAN 4.75% due
                                        11/15/2001.................................................         8,001,028
---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA --         35,000,000 North Carolina Municipal Securities Trust Certificates--Class
0.8%                                    A--(Series 2001-125) DDN 2.10% due 07/23/2015 (a)..........        35,000,000
---------------------------------------------------------------------------------------------------------------------
OHIO --                    6,540,000 Akron, Ohio Metropolitan Housing Authority Facilities Revenue
9.8%                                    (Administration Building Project) VRDN 2.15% due
                                        04/01/2018 (a).............................................         6,540,000
                           7,600,000 Canal Winchester, Ohio Local School District BAN 4.59% due
                                        12/21/2001.................................................         7,602,894
                          12,290,000 Canfield, Ohio Local School District BAN 3.13% due 09/26/2002.        12,355,317
                          16,800,000 Cincinnati, Ohio City School District BAN 2.88% due 09/12/2002        16,850,885
                           4,860,000 Cincinnati, Ohio City School District BAN 3.72% due 04/25/2002         4,869,466
                           5,100,000 Clinton County, Ohio Hospital Revenue (Capital Asset
                                        Incorporate Pooled Loan) VRDN 2.05% due 07/01/2029 (a).....         5,100,000
                           9,709,000 Clipper Tax-Exempt Trust--Ohio Housing Finance Agency (Series
                                        2000-4) VRDN 2.38% due 12/23/2003 (a)......................         9,709,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
OHIO                     $ 4,550,000 Coshocton County, Ohio BAN 3.75% due 04/24/2002...............       $ 4,557,330
(CONTINUED)                5,000,000 Crawford County, Ohio BAN 3.20% due 04/25/2002................         5,008,207
                           4,000,000 Cuyahoga County, Ohio IDR (Motch Corp. Project) VRDN 2.40%
                                        due 02/01/2003 (a).........................................         4,000,000
                           5,000,000 Cuyahoga County, Ohio Hospital Facilities Revenue (Sisters of
                                        Charity Health System) VRDN 2.20% due 11/01/2030 (a).......         5,000,000
                           4,600,000 Dublin, Ohio City School District BAN 3.15% due 12/12/2001 ...         4,601,738
                           3,500,000 Eagle Tax-Exempt Trust--Ohio Water Development Authority (Ohio
                                        Edison) VRDN 2.18% due 07/01/2015 (a)......................         3,500,000
                           4,800,000 Eagle Tax-Exempt Trust--Ohio Edison (Series 953509) VRDN 2.18%
                                        due 07/01/2015 (a).........................................         4,800,000
                          15,000,000 Eagle Tax-Exempt Trust--Cleveland Water (Series 983501) VRDN
                                        2.18% due 01/01/2025 (a)...................................        15,000,000
                          22,065,000 Eagle Tax-Exempt Trust--Ohio State Turnpike Revenue (Series
                                        983502) VRDN 2.18% due 02/15/2020 (a)......................        22,065,000
                           4,885,000 Franklin County, Ohio M/F Revenue (Community Housing Network)
                                        VRDN 2.25% due 03/01/2027 (a)..............................         4,885,000
                           8,000,000 Geauga County, Ohio Revenue (Sisters of Notre Dame Project)
                                        VRDN 2.25% due 08/01/2016 (a)..............................         8,000,000
                          13,750,000 Hamilton County, Ohio Hospital Facilities Revenue (Children's
                                        Hospital Medical Center) VRDN 2.13% due 05/15/2017 (a).....        13,750,000
                           9,850,000 Hamilton County, Ohio Hospital Facilities Revenue (Drake
                                        Center Inc.--Series A) VRDN 2.10% due 06/01/2019 (a)........        9,850,000
                          11,950,000 Highland, Ohio Local School District BAN 3.12% due 01/24/2002.        11,962,619
                           3,915,000 Indian Hill, Ohio EDR (Cincinnati Country Day School) VRDN
                                        2.24% due 05/01/2019 (a)...................................         3,915,000
                           6,000,000 Lebanon, Ohio City School District BAN 3.03% due 03/05/2002...         6,005,587


See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
OHIO                     $ 6,270,000 Licking County, Ohio IDR (Renosol Corp. Project) VRDN
(CONTINUED)                             2.30% due 06/01/2030 (a)...................................       $ 6,270,000
                          11,610,000 Louisville, Ohio City School District BAN 3.25% due 01/17/2002        11,626,370
                           4,080,000 Lucas-Beacon Place Housing Development Corp. M/F
                                        Revenue (Beacon Place Apartments Project) FXRDN 2.80% due
                                        03/15/2002.................................................         4,080,000
                           5,160,000 Mahoning County, Ohio Health Care Facilities Revenue
                                        (Shepherds Woods Project) VRDN 2.25% due
                                        09/01/2022 (a).............................................         5,160,000
                           2,545,000 Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN
                                        2.40% due 08/01/2017 (a)...................................         2,545,000
                          12,695,000 Middleburg Heights, Ohio Hospital Revenue (Southwest General
                                        Health) VRDN 2.20% due 08/15/2022 (a)......................        12,695,000
                           5,000,000 Montgomery County, Ohio EDR (Benjamin & Marian Project--Series
                                        A) VRDN 2.25% due 04/01/2011 (a)...........................         5,000,000
                          88,750,000 Montgomery County, Ohio Health Revenue (Miami Valley
                                        Hospital--Series 1998-B) CP 2.40% due 12/10/2001............       88,750,000
                          17,700,000 Ohio State Air Quality Development Authority PCR - Ohio
                                        Edison DDN 2.00% due 06/01/2023 (a)........................        17,700,000
                           2,925,000 Ottawa County, Ohio IDR (Adrian Sand & Stone Inc. Project)
                                        VRDN 2.40% due 10/01/2008 (a) .............................         2,925,000
                                     Perrysburg, Ohio BAN:
                           3,000,000 4.90% due 11/15/2001..........................................         3,000,495
                           3,375,000 3.50% due 05/30/2002 .........................................         3,383,466
                                     Pickerington, Ohio Local School District BAN:
                          10,000,000 3.20% due 12/14/2001..........................................        10,002,996
                           2,500,000 2.89% due 12/14/2001..........................................         2,501,281
                           9,000,000 Port Authority of Columbiana County, Ohio IDR (GEI
                                        of Columbiana Inc. Project) VRDN 2.40% due 06/01/2022 (a)..         9,000,000
                           7,305,000 Richland County, Ohio Revenue (Mansfield Area YMCA Project)
                                        VRDN 2.25% due 11/01/2019 (a)..............................         7,305,000
                          19,600,000 River Valley, Ohio Local School District BAN
                                        3.82% due 01/22/2002.......................................        19,617,910

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
OHIO                    $  5,650,000 Willoughby, Ohio IDR (Kennedy Group Inc. Project)
(CONTINUED)                             VRDN 2.40% due 09/01/2018 (a)..............................       $ 5,650,000
                           1,820,000 Wood County, Ohio IDR (GHT Property Management LLC Project)
                                        VRDN 2.40% due 08/01/2019 (a)..............................         1,820,000
                           3,000,000 Wood County, Ohio IDR (TL INDS & AMPP Inc. Project) VRDN
                                        2.40% due 05/01/2011 (a)...................................         3,000,000
---------------------------------------------------------------------------------------------------------------------
OKLAHOMA --               38,800,000 Oklahoma County, Oklahoma Finance Authority Revenue (Oklahoma
2.0%                                    County Housing Preservation) VRDN 2.25% due 01/01/2033 (a).        38,800,000
                                     Oklahoma State Development Finance Authority Revenue
                                        (Oklahoma Hospital Association--Series A) VRDN:
                          14,625,000 2.15% due 06/01/2029 (a)......................................        14,625,000
                          10,000,000 2.15% due 01/01/2030 (a)......................................        10,000,000
                          22,000,000 Rural Enterprises of Oklahoma Inc. Revenue (Governmental
                                        Financing Project--Series A) VRDN 2.15% due 10/01/2030 (a).        22,000,000
---------------------------------------------------------------------------------------------------------------------
OREGON --                 10,000,000 ABN-AMRO Muni-Tops--Portland, Oregon (Series 2001-4) VRDN
0.9%                                    2.04% due 06/01/2009 (a)...................................        10,000,000
                           3,212,400 Oregon State EDR (Sheffer Corp. Project--Series 185) VRDN
                                        2.39% due 12/01/2013 (a) ..................................         3,212,400
                          10,000,000 Oregon State EDR (Newsprint Co. Project) DDN 2.15% due
                                        08/01/2025 (a) ............................................        10,000,000
                          10,000,000 Oregon State EDR (Newsprint Co. Project--Series 202) DDN 2.15%
                                        due 04/01/2026 (a).........................................        10,000,000
                           5,450,000 Oregon State Health, Housing, Educational & Cultural
                                        Facilities Authority (Assumption Village Project--Series A)
                                        VRDN 2.10% due 03/01/2033 (a) .............................         5,450,000
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA --           14,000,000 Dauphin County, Pennsylvania General Authority Revenue
4.2%                                    (School District Pooled Finance) VRDN 2.10% due
                                        06/01/2026 (a) .............................                       14,000,000
                          46,455,000 Dauphin County, Pennsylvania General Authority Revenue
                                        (School District Pooled Financing) VRDN 2.10% due
                                        09/01/2032 (a) ............................................        46,455,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA             $47,000,000 Emmaus, Pennsylvania General Authority Revenue
(CONTINUED)                             (Loan Program--Series A) VRDN 2.18% due 03/01/2030 (a) ....       $47,000,000
                          19,300,000 Municipal Securities Trust Certificates--Pennsylvania
                                        State--Class A--(Series 110) DDN 2.10% due 08/17/2010 (a)..        19,300,000
                           9,610,000 New Garden, Pennsylvania General Authority Municipal Revenue
                                        (Municipal Pooled Financing Program) VRDN 2.10% due
                                        11/01/2029 (a) ............................................         9,610,000
                          35,000,000 Philadelphia, Pennsylvania TRAN 4.00% due 06/28/2002 .........        35,301,473
                           5,787,500 Philadelphia, Pennsylvania School District (Series 496) VRDN
                                        2.13% due 04/01/2027 (a) ..................................         5,787,500
---------------------------------------------------------------------------------------------------------------------
RHODE ISLAND -- 0.3%       3,500,000 Rhode Island State Health & Educational Building Corp.
                                        Revenue (La Salle Academy) VRDN 2.00% due
                                        03/01/2029 (a) ............................................         3,500,000
                           2,570,000 Rhode Island State Housing & Mortgage Finance Corp. (Smith
                                        Building Development Corp.) VRDN 2.20% due 12/01/2028 (a) .         2,570,000
                           2,400,000 Rhode Island State Industrial Facilities Corporation IDR
                                        (Capital Development Corp. Project) VRDN 2.30% due
                                        11/01/2005 (a) ............................................         2,400,000
                           2,590,000 Rhode Island State Industrial Facilities Corporation IDR
                                        (Beta Realty Corp.) VRDN 2.15% due 12/01/2019 (a) .........         2,590,000
                           1,050,000 Rhode Island State Industrial Facilities Corporation IDR
                                        (Gardener Specialty--A) VRDN 2.40% due 05/01/2021 (a) .....         1,050,000
---------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA --         17,000,000 Oconee County, South Carolina PCR (Duke Energy Corp.--Series
1.4%                                    A) DDN 2.05% due 02/01/2017 (a) ...........................        17,000,000
                           2,090,000 South Carolina EDA Revenue (Parkway Products Inc. Project)
                                        VRDN 2.22% due 11/01/2007 (a) .............................         2,090,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA           $ 2,410,000 South Carolina EDA Revenue (Defiance Metal Products
(CONTINUED)                             Project) VRDN 2.40% due 02/01/2012 (a) ....................       $ 2,410,000
                           6,450,000 South Carolina EDA IDR (Core Materials Corp. Project) VRDN
                                        2.25% due 04/01/2013 (a) ..................................         6,450,000
                          11,100,000 South Carolina Transportation Infrastructure Bank Revenue
                                        Municipal Securities Trust DDN 2.10% due 10/01/2027 (a) ...        11,100,000
                          19,750,000 York County, South Carolina PCR (Duke Power Co. Project) CP
                                        2.60% due 11/07/2001 ......................................        19,750,000
---------------------------------------------------------------------------------------------------------------------
TENNESSEE --                         Blount County, Tennessee Public Building Authority (Local
6.9%                                    Government Public Improvement) DDN:
                          20,000,000 (Series A-1-A) 2.05% due 06/01/2031 (a) ......................        20,000,000
                           8,000,000 (Series A-1-B) 2.05% due 06/01/2022 (a) ......................         8,000,000
                          11,500,000 (Series A-1-C) 2.05% due 06/01/2017 (a) ......................        11,500,000
                           2,500,000 (Series A-1-D) 2.05% due 06/01/2025 (a) ......................         2,500,000
                           5,000,000 (Series A-1-E) 2.05% due 06/01/2022 (a) ......................         5,000,000
                          11,175,000 (Series A-2-A) 2.05% due 06/01/2030 (a) ......................        11,175,000
                          10,000,000 (Series A-2-B) 2.05% due 06/01/2025 (a) ......................        10,000,000
                          10,000,000 (Series A-2-D) 2.05% due 06/01/2026 (a) ......................        10,000,000
                          19,775,000 Johnson City, Tennessee Municipal Securities Trust (SGA 45)
                                        DDN 2.10% due 05/01/2021 (a) ..............................        19,775,000
                          26,925,000 Knox County, Tennessee Health, Educational & Housing
                                        Facilities Board Revenue (THA Solutions Group Inc.
                                        Project) VRDN 2.15% due 05/01/2029 (a) ....................        26,925,000
                           7,570,000 Knox County, Tennessee Health, Educational & Housing
                                        Facilities Board Revenue (Cookeville Regional
                                        Project--Series A-2) VRDN 2.05% due 10/01/2026 (a) ........         7,570,000
                           9,360,000 Knox County, Tennessee Health, Educational & Housing
                                        Facilities Board Revenue (Laughlin Memorial Hospital--A-1)
                                        VRDN 2.05% due 11/01/2024 (a) .............................         9,360,000
                          40,000,000 Memphis, Tennessee Health, Educational & Housing Facilities
                                        Board Revenue (Not-For-Profit M/F Project) VRDN 2.25% due
                                        07/01/2032 (a) ............................................        40,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
TENNESSEE                $ 9,500,000 Memphis & Shelby County, Tennessee Industrial Board PCR
(CONTINUED)                             (Birmingham Steel Corp. Project) VRDN 2.25% due 10/01/2026
                                        (a) .......................................................       $ 9,500,000
                           1,375,000 Nashville & Davidson County, Tennessee IDB Revenue (Gibson
                                        Guitar Project) VRDN 2.15% due
                                        03/01/2011 (a) ............................................         1,375,000
                           2,360,000 Nashville & Davidson County, Tennessee IDB Revenue (Hickory
                                        M/F Housing Revenue) VRDN 2.25% due 06/01/2015 (a) ........         2,360,000
                                     Sevier County, Tennessee Public Building Authority (Local
                                        Government Public Improvement) VRDN:
                           7,000,000 (Series E-1) 2.15% due 06/01/2030 (a).........................         7,000,000
                           6,000,000 (Series E-2) 2.15% due 06/01/2021 (a).........................         6,000,000
                           3,500,000 Sevier County, Tennessee Public Building Authority (Local
                                        Government Public Improvement--
                                        Series E-4) DDN 2.05% due 06/01/2020 (a)...................         3,500,000
                                     Sevier County, Tennessee Public Building Authority (Local
                                        Government Public Improvement) DDN:
                          10,000,000 (Series G-1) 2.05% due 06/01/2026 (a) ........................        10,000,000
                           3,100,000 (Series G-3) 2.05% due 06/01/2022 (a) ........................         3,100,000
                           5,000,000 Sevier County, Tennessee Public Building Authority (Local
                                        Government Public Improvement--
                                        Series H-1) DDN 2.05% due 06/01/2025 (a) ..................         5,000,000
                                     Shelby County, Tennessee CP:
                          10,000,000 (Series 2000-A) 2.50% due 11/06/2001 .........................        10,000,000
                          13,000,000 (Series 2000-A) 2.55% due 11/06/2001 .........................        13,000,000
                          16,000,000 (Series 2000-A) 2.10% due 11/13/2001 .........................        16,000,000
                          13,000,000 (Series 2000-A) 2.40% due 12/06/2001 .........................        13,000,000
                          10,000,000 (Series 2000-A) 2.10% due 12/07/2001 .........................        10,000,000
---------------------------------------------------------------------------------------------------------------------
TEXAS --                  24,884,000 ABN-AMRO Muni Tops--Texas A&M University Revenue (Series
14.6%                                   1999-5) FXRDN 2.20% due 04/03/2002 ........................        24,884,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
TEXAS                    $15,750,000 ABN-AMRO Muni Tops--Houston, Texas Airport System (Series
                                        1998-15) VRDN 2.08% due 07/05/2006 (a) ....................       $15,750,000
                          20,000,000 ABN-AMRO Muni Tops--Dallas, Texas Waterworks & Sewer Systems
                                        Revenue (Series 1998-19) VRDN 2.04% due 07/04/2007 (a) ....        20,000,000
                           9,000,000 ABN-AMRO Muni Tops--San Antonio, Texas Electric & Gas Revenue
                                        (Series 1998-22) VRDN 2.04% due 01/02/2007 (a) ............         9,000,000
                           9,510,000 ABN-AMRO Muni Tops--Keller, Texas Independent School District
                                        (Series 2001-26) FXRDN 2.70% due 07/01/2009 ...............         9,510,000
                          11,975,000 Bexar County, Texas Revenue (Series 454) VRDN 2.16% due
                                        08/15/2008 (a) ............................................        11,975,000
                          10,300,000 Brazos River, Texas Habor IDC PCR (Dow Chemical Co. Project)
                                        CP 2.10% due 11/09/2001 ...................................        10,300,000
                          17,900,000 Brazos River, Texas Harbor Naval District (Brazoria County
                                        Environmental Facilities Revenue Joint Venture Project)
                                        DDN 2.15% due 09/01/2018 (a) ..............................        17,900,000
                          13,350,000 Dickinson, Texas Independent School District Municipal
                                        Securities Trust Receipts (SGA 94) DDN 2.10% due
                                        02/15/2028 (a) ............................................        13,350,000
                                     Gulf Coast IDA, Environmental Facilities Revenue (Citgo
                                        Petroleum Corp. Project) DDN:
                          23,400,000 2.15% due 04/01/2029 (a) .....................................        23,400,000
                          12,000,000 2.15% due 03/01/2031 (a) .....................................        12,000,000
                                     Gulf Coast IDA, Solid Waste Disposal Revenue (Citgo Petroleum
                                        Corp. Project) DDN:
                          21,400,000 2.15% due 04/01/2026 (a) .....................................        21,400,000
                          25,000,000 2.15% due 04/01/2028 (a) .....................................        25,000,000
                          22,000,000 2.15% due 05/01/2025 (a) .....................................        22,000,000
                          10,000,000 Gulf Coast Solid Waste Disposal Authority PCR (Exxon Project)
                                        DDN 2.00% due 06/01/2020 (a) ..............................        10,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
TEXAS                    $ 5,000,000 Harris County, Texas Health Facilities Development Corp.
(CONTINUED)                             Revenue (Methodist Hospital) DDN 1.95% due 12/01/2025 (a) .       $ 5,000,000
                                     Harris County, Texas IDC Solid Waste Disposal Revenue (Deer
                                        Park Project) DDN:
                           3,800,000 2.20% due 02/01/2023 (a) .....................................         3,800,000
                          20,100,000 2.20% due 03/01/2023 (a) .....................................        20,100,000
                          28,500,000 Keller, Texas Independent School District Municipal
                                        Securities Trust Receipts (SGA 111) DDN 2.10% due
                                        08/15/2030 (a) ............................................        28,500,000
                           4,000,000 Mesquite, Texas IDR (Morrison Products) VRDN 2.10% due
                                        01/10/2010 (a) ............................................         4,000,000
                           3,100,000 Midlothian, Texas IDC Exempt Facilities Revenue
                                        (Texas Industries Inc Project) DDN 2.10% due 05/01/2029
                                        (a) .......................................................         3,100,000
                             985,000 Montgomery County, Texas IDC Revenue (Sawyer Research
                                        Products Inc.) VRDN 2.25% due 02/04/2015 (a) ..............           985,000
                          13,460,000 Municipal Securities Trust Certificates--Austin, Texas--Class A
                                        (Series 105) DDN 2.10% due 06/08/2020 (a) .................        13,460,000
                          18,780,000 Municipal Securities Trust Certificates--Houston, Texas
                                        Water--Class A (Series 2001-111) DDN 2.10% due 05/17/2019
                                        (a) .......................................................        18,780,000
                          35,735,000 Municipal Securities Trust Certificates--Rockwall, Texas
                                        Independent School District--Class A (Series 2001-123) DDN
                                        2.10% due 02/24/2009 (a) ..................................        35,735,000
                           8,015,000 Municipal Securities Trust Certificates San Antonio
                                        Water--Class A (Series 2001-131)
                                        DDN 2.10% due 05/09/2017 (a) ..............................         8,015,000
                           9,725,000 Municipal Securities Trust Certificates Perlin, Texas
                                        (Independent School House Board)--Class A (Series 2001-141)
                                        DDN 2.10% due 03/08/2017 (a) ..............................         9,725,000
                          28,200,000 North Central Texas Health Facilities Development Corp
                                        Revenue (Methodist Hospital of Dallas) CP 2.40%
                                        due 11/08/2001 ............................................
                                                                                                           28,200,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
TEXAS                    $25,000,000 North Central Texas Health Facilities Development Corp
(CONTINUED)                             Revenue (Presbyterian Hospital of Dallas) CP 2.10% due
                                        11/20/2001 ................................................       $25,000,000
                           9,000,000 Northside Texas Independent School District (School
                                        Building--Series-A) BAN 3.00% due 08/01/2002...............         9,026,320
                          37,100,000 Nueces River, Texas Industrial Development Authority PCR (San
                                        Miguel Electric Co-op) CP 2.05% due 11/27/2001 ............        37,100,000
                          14,300,000 Port Arthur, Texas Naval District Environmental Facilities
                                        Revenue (Motiva Enterprises Project) VRDN 2.35% due
                                        12/01/2027 (a) ............................................        14,300,000
                          22,000,000 Plano, Texas Health Facilities Development Corp. Hospital
                                        Revenue (Children & Presbytern) CP 2.13% due 11/08/2001 ...        22,000,000
                           6,200,000 Port Corpus Christi, Texas IDC Sewer & Solid Waste Disposal
                                        Revenue (Citgo Petroleum Corp. Project) DDN 2.15% due
                                        04/01/2026 (a) ............................................         6,200,000
                          20,000,000 Texas Municipal Power Agency Revenue CP 2.35% due 11/13/2001 .        20,000,000
                          11,435,000 Texas State Municipal Securities Trust Receipts
                                        (SGA 92) DDN 2.10% due 08/01/2029 (a) .....................        11,435,000
                          11,000,000 Texas State Public Finance Authority Revenue (Series-A)
                                        CP 2.35% due 11/20/2001 ...................................        11,000,000
                          21,995,000 University of Texas, Universal Revenue (Series-97) VRDN 2.18%
                                        due 08/15/2019 (a) ........................................        21,995,000
                          13,900,000 West Side Calhoun County, Texas Naval District Environmental
                                        Facilities Revenue (Chemical Inc. Project) DDN 2.15% due
                                        10/01/2030 (a) ............................................        13,900,000
---------------------------------------------------------------------------------------------------------------------
VERMONT --                 2,585,000 Vermont EDA IDR (Huber & Suhner--Series A) VRDN 2.20% due              2,585,000
0.1%                                    10/01/2016 (a) ............................................
---------------------------------------------------------------------------------------------------------------------
VIRGINIA --               10,000,000 Municipal Securities Trust Certificate Upper Occoquan Sewer
0.9%                                    Authority Virginia--Class A--(Series 2001-159) DDN 2.10%
                                        due 03/19/2015 (a).........................................        10,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
VIRGINIA                 $17,000,000 Norfolk, Virginia IDA Pooled Financing Revenue (Sentara Health
(CONTINUED)                             System Group--Series 1990-A) CP 2.05% due 11/13/2001.......       $17,000,000
                          11,385,000 Suffolk, Virginia IDA Residential Care Facilities Revenue
                                        (Lake Prince Center Project) VRDN 2.10% due 10/01/2031 (a).        11,385,000
---------------------------------------------------------------------------------------------------------------------
WASHINGTON --              5,000,000 ABN-AMRO Munitops--King County, Washington VRDN 2.04% due
3.3%                                    07/01/2006 (a) ............................................         5,000,000
                          26,745,000 Eagle Tax-Exempt Trust--Port of Seattle, Washington Passenger
                                        Facility Charge (Series 984705) VRDN 2.18% due
                                        12/01/2019 (a) ............................................        26,745,000
                          14,680,000 Eagle Tax-Exempt Trust--Washington State Public Power Supply
                                        System (Nuclear Project Number 1--Series 964702) VRDN 2.18%
                                        due 07/01/2011 (a) ........................................        14,680,000
                          10,000,000 Metropolitan, Washington Authority General Revenue (General
                                        Airport Subject--Series 2000-A) CP 2.40% due 11/14/2001 ....       10,000,000
                          11,000,000 Metropolitan, Washington Authority General Revenue (Series-B)
                                        CP 2.37% due 11/08/2001 ...................................        11,000,000
                          23,600,000 Municipal Securities Trust Certificate Washington State Motor
                                        Vehicle Fuel--Class A (Series 2001-112) DDN 2.10% due
                                        01/07/2021 (a).............................................        23,600,000
                           3,750,000 Seattle, Washington Housing Authority Revenue (Wedgewood
                                        Estates Project) VRDN 2.10% due 09/01/2036 (a) ............         3,750,000
                           9,680,000 Seattle, Washington Municipal Light & Power Revenue
                                        (Municipal Securities Trust--SGA 85) DDN 2.10% due
                                        10/01/2023 (a) ............................................         9,680,000
                          20,700,000 Seattle, Washington Municipal Light & Power Revenue (Morgan
                                        Guaranty Trust Co. of New York) CP 2.65% due 11/07/2001 ...        20,700,000
                           3,000,000 Seattle, Washington Municipal Light & Power Revenue
                                        (Municipal Securities Trust Receipts--Series--SGA 96) DDN
                                        2.10% due 10/01/2021 (a)...................................         3,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
WASHINGTON               $ 8,000,000 Snohomish County, Washington Public Utility District
(CONTINUED)                             Electric Revenue (Municipal Securities Trust
                                        Receipts--Series-SGA 124) DDN 2.10% due 12/01/2024 (a) ....       $ 8,000,000
                           3,175,000 Washington State Housing Finance Commission Single Family
                                        Program (Series 2) FXRDN 3.25% due 04/01/2002 .............         3,175,000
---------------------------------------------------------------------------------------------------------------------
WISCONSIN --              17,555,000 De Pere, Wisconsin United School District BAN 5.13% due               17,566,524
4.0%                                    11/30/2001 ................................................
                           5,000,000 Greendale, Wisconsin School District TRAN 3.10% due
                                        08/23/2002 ................................................         5,019,694
                           1,900,000 Janesville, Wisconsin IDR (Lamson & Session Co. Project) VRDN
                                        2.25% due 09/01/2007 ......................................         1,900,000
                           6,000,000 Plymouth, Wisconsin IDR (Great Lake Cheese Inc. Project) VRDN
                                        2.40% due 08/01/2004 (a) ..................................         6,000,000
                           4,100,000 Shorewood, Wisconsin School District TRAN 3.13% due
                                        09/04/2002 ................................................         4,117,622
                           4,230,000 Sturtevant, Wisconsin IDR (Andis Co. Project--Series A) VRDN
                                        2.35% due 12/01/2016 (a) ..................................         4,230,000
                          14,000,000 West Allis, Wisconsin Revenue State Fair Park Exposition VRDN
                                        2.15% due 08/01/2028 (a) ..................................        14,000,000
                           6,750,000 Wisconsin School District (Cash Flow Management Program
                                        Certificate Partnership--Series A-1) TRAN 3.25%
                                        due 09/25/2002 ............................................         6,790,205
                          15,000,000 Wisconsin State (Series 2000-A) CP 2.05% due 01/22/2002 ......        15,000,000
                                     Wisconsin State (Petroleum) CP:
                          15,000,000 2.10% due 11/13/2001 .........................................        15,000,000
                          25,000,000 2.10% due 01/23/2002 .........................................        25,000,000
                                     Wisconsin State GO CP:
                           9,500,000 2.55% due 11/06/2001 .........................................         9,500,000
                          15,000,000 2.10% due 11/20/2001 .........................................        15,000,000
                          20,000,000 Wisconsin State Economic Service (Series C) CP
                                        2.55% due 11/06/2001 ......................................        20,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
OCTOBER 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
                         FACE AMOUNT                                       ISSUE                          (NOTE 1a)
---------------------------------------------------------------------------------------------------------------------
WISCONSIN                $ 1,140,000 Wisconsin State Health & Educational Facilities Authority
(CONTINUED)                             Revenue (Pro Health Inc.--Series B) DDN 2.05% due
                                        08/15/2030 (a) ............................................    $    1,140,000
                          10,000,000 Wisconsin State Health & Educational Facilities Authority
                                        Revenue (SSM Health Care Service--Series 98B) CP 2.40% due
                                        11/08/2001 ................................................        10,000,000
---------------------------------------------------------------------------------------------------------------------
WYOMING --                           Laramie County, Wyoming IDR (Cheyenne Light Fuel & Power Co.)
0.8%                                    VRDN:
                           3,500,000 (Series 97-B) 2.10% due 09/01/2021 (a) .......................         3,500,000
                           5,000,000 (Series 97-A) 2.10% due 03/01/2027 (a) .......................         5,000,000
                          24,200,000 Sweetwater County, Wyoming PCR (Idaho Power Co.
                                        Project--Series B) DDN 2.05% due 07/15/2026 (a) ...........        24,200,000
---------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS (COST $4,201,272,618)-- 99.4% ..............     4,201,272,618
---------------------------------------------------------------------------------------------------------------------
                                     OTHER ASSETS LESS LIABILITIES -- 0.6% .........................       25,831,050
---------------------------------------------------------------------------------------------------------------------
                                     NET ASSETS -- EQUIVALENT TO $1.00 PER SHARE ON
                                     4,227,028,231 SHARES OF BENEFICIAL INTEREST
                                     OUTSTANDING -- 100.0% .........................................   $4,227,103,668
=====================================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 2001. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

*Cost for federal income tax purposes.

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS FOR MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

BAN       Bond Anticipation Notes          GO    General Obligation                 PCR    Pollution Control Revenue
CP        Commercial Paper                 IDA   Industrial Development Authority   RAN    Revenue Anticipation Notes
DDN       Daily Demand Notes               IDB   Industrial Development Board       TAN    Tax Anticipation Notes
EDA       Economic Development Authority   IDC   Industrial Development Corporation TRAN   Tax Revenue Anticipation
EDR       Economic Development Revenue     IDR   Industrial Development Revenue            Notes
FXRDN     Fixed Rate Demand Notes          M/F   Multi-Family                       VRDN   Variable Rate Demand Notes
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1a)...............................................       $4,201,272,618
Cash.............................................................................................              544,882
Interest receivable..............................................................................           13,689,459
Receivable for investments sold..................................................................           12,586,992
Prepaid expense..................................................................................               72,415
                                                                                                       ---------------
        Total assets.............................................................................        4,228,166,366
                                                                                                       ---------------
LIABILITIES:
Advisory fee payable (Note 2)....................................................................              731,089
Dividends payable................................................................................              177,007
Accrued expenses.................................................................................              154,602
                                                                                                       ---------------
        Total liabilities........................................................................            1,062,698
                                                                                                       ---------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   4,227,028,231 shares of beneficial interest outstanding)......................................       $4,227,103,668
                                                                                                       ===============
-----------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)...........................................................          $52,892,139
                                                                                                          ------------
EXPENSES:
Investment advisory fee (Note 2)..............................................         $8,060,009
Registration fees.............................................................            286,765
Dividend and transfer agency fees.............................................            129,984
Accounting and custodian services.............................................             97,358
Printing and shareholder reports..............................................             18,924
Legal and audit fees..........................................................             13,894
Trustees' fees (Note 5).......................................................             10,914
Insurance.....................................................................              8,521
Miscellaneous.................................................................              4,547
                                                                                      -----------
        Total expense.........................................................          8,630,916
Waived investment advisory fee (Note 2).......................................         (4,250,314)           4,380,602
                                                                                      -----------          -----------
        Net investment income....................................................................           48,511,537
Net realized gain from investment transactions...................................................               95,111
                                                                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................          $48,606,648
                                                                                                         =============


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND                                        SIX MONTHS              YEAR
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)                                       ENDED                 ENDED
                                                                                OCTOBER 31, 2001       APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income..........................................................   $   48,511,537         $ 107,256,173
Net realized gain  from investment transactions................................           95,111                   253
                                                                                  --------------        --------------
Net increase in net assets resulting from operations...........................       48,606,648           107,256,426
Total declared as dividends to shareholders (Note 4)...........................      (48,511,537)         (107,256,153)
Capital share transactions (Note 3)............................................    1,079,639,057         1,091,694,774
                                                                                  --------------        --------------
Net increase in net assets.....................................................    1,079,734,168         1,091,695,047
NET ASSETS:
Beginning of period............................................................    3,147,369,500         2,055,674,453
                                                                                  --------------        --------------
End of period, including undistributed net investment income of $0 and
   $0 and accumulated capital losses of $33,135 and $128,246,
   respectively (Note 1g and Note 4)...........................................   $4,227,103,668        $3,147,369,500
                                                                                  ==============        ==============

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)             SIX MONTHS                            YEAR ENDED APRIL 30,
                                                ENDED        ---------------------------------------------------------
                                          OCTOBER 31, 2001      2001        2000         1999        1998         1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period....         $1.00         $1.00       $1.00        $1.00       $1.00        $1.00
   Net investment income................           .01           .04         .03          .03         .04          .03
   Dividends from net investment income.          (.01)         (.04)       (.03)        (.03)       (.04)        (.03)
                                                 -----         -----       -----        -----       -----        -----
Net Asset Value, end of period..........         $1.00         $1.00       $1.00        $1.00       $1.00        $1.00
                                                 =====         =====       =====        =====       =====        =====
Total Return............................          1.30%(1)      3.96%       3.41%        3.22%       3.59%        3.41%
Ratios/Supplemental Data:
   Net Assets, end of period (000)......    $4,227,104    $3,147,370  $2,055,674   $1,953,075  $1,804,442   $1,003,655
   Ratio of expenses to average net assets
     (before waiver)....................           .45%(2)       .46%        .48%         .49%        .49%         .52%
   Ratio of expenses to average net assets
     (after waiver).....................           .23%(2)       .23%        .24%         .24%        .24%         .27%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver).............          2.32%(2)      3.61%       3.12%        2.92%       3.28%        3.12%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)..............          2.54%(2)      3.84%       3.36%        3.17%       3.53%        3.37%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series. On February 8, 2001, the Merrill Lynch Rated Institutional Fund merged with the Merrill Lynch Institutional Fund (see Note
3). The Trust has a fiscal year end of April 30. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

   (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

   For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

   (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

   (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

   (e) Prepaid registration fees are charged to income as the related shares are sold.

   (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

   (g) During the year ended April 30, 2001, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $20 each in accumulated capital losses and undistributed net investment income, as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------
                             Percentage of Average Daily Net Assets
                          -----------------------------------------------

Premier Institutional
Fund...................   .15%
----


Institutional Fund.....    .40% up to and including $250,000,000
------------------        plus .375% over $250,000,000 up to and
                           including $500,000,000
                          plus .35% over $500,000,000 up to and
                           including $750,000,000
                          plus .325% over $750,000,000

Government Fund and
Treasury Fund.........     .35% up to and including $500,000,000
-------------             plus .335% over $500,000,000 up to and
                           including $750,000,000
                          plus .32% over $750,000,000 up to and
                           including $1,000,000,000
                          plus .30% over $1,000,000,000

Institutional
Tax-Exempt Fund.......     .45% up to and including$1,500,000,000
---------------           plus .425% over $1,500,000,000 up
                            to and including $2,000,000,000
                          plus .40% over $2,000,000,000

   FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

   For the period ended October 31, 2001, FAM waived a portion of its fees amounting to $7,274,517 for the Institutional Fund, $2,064,804 for the Government Fund, $793,182 for the Treasury Fund and $4,250,314 for the Institutional Tax-Exempt Fund.

   All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. SHARES OF BENEFICIAL INTEREST AND MERGER INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At October 31, 2001, capital paid-in aggregated $41,334,543,843 for Premier Institutional Fund, $10,971,220,305 for Institutional Fund, $3,712,808,108 for Government Fund, $1,405,707,977 for Treasury Fund and $4,227,028,231 for Institutional Tax-Exempt Fund.

   On February 8, 2001, the Merrill Lynch Rated Institutional Fund merged with the Merrill Lynch Institutional Fund pursuant to a plan of reorganization approved by the shareholders of the Merrill Lynch Rated Institutional Fund. The merger was accomplished by a tax-free exchange of 156,122,318 shares of the Merrill Lynch Institutional Fund for the 156,122,318 shares of the Merrill Lynch Rated Institutional Fund outstanding on February 8, 2001. The Merrill Lynch Rated Institutional Fund's net assets of $156,214,583 including $102,265 of unrealized appreciation, were combined with the net assets of the Merrill Lynch Institutional Fund, for total net assets after the merger of $11,028,796,695. The aggregated net assets of the Merrill Lynch Institutional Fund and Merrill Lynch Rated Institutional Fund immediately prior to the merger were $10,872,582,112 and $156,214,583, respectively.

   Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                              Period           Year
                               Ended           Ended
                            October 31,      April 30,
Premier Institutional Fund     2001            2001
-------------------------- --------------  ---------------
Shares sold............... 185,908,852,011 214,473,102,660
Shares issued to
   shareholders in
   reinvestment of
   dividends..............     463,817,874     914,903,796
                           --------------- ---------------
     Total................ 186,372,669,885 215,388,006,456
Shares redeemed........... 172,674,615,458 202,286,190,277
                           --------------- ---------------
     Net increase.........  13,698,054,427  13,101,816,179
                           =============== ===============

--------------------------------------------------------------------------------

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                               Period            Year
                                Ended            Ended
                             October 31,       April 30,
Premier Institutional Fund      2001             2001
--------------------------  --------------   ---------------
Shares sold...............  52,939,416,270    43,931,696,089
Shares issued in
   connection with  the
   merger of Merrill
   Lynch Rated
   Institutional Fund.....                       156,112,318
Shares issued to
   shareholders in
   reinvestment of
   dividends..............     178,119,726       506,046,039
                            --------------   ---------------
     Total................  53,117,535,996    44,593,854,446
Shares redeemed...........  52,957,953,709    41,868,758,396
                            --------------   ---------------
     Net increase.........     159,582,287     2,725,096,050
                            ==============   ===============



                               Period           Year
                                Ended           Ended
                             October 31,      April 30,
Government Fund                 2001            2001
----------------           ---------------   ---------------
Shares sold...............  13,469,562,882    18,701,000,868
Shares issued to
   shareholders in
   reinvestment of
   dividends..............      60,429,237       148,821,289
                           ---------------   ---------------
     Total................  13,529,992,119    18,849,822,157
Shares redeemed...........  12,777,509,976    18,494,081,535
                           ---------------   ---------------
     Net increase.........     752,482,143       355,740,622
                           ===============   ===============



                               Period           Year
                                Ended           Ended
                             October 31,      April 30,
Treasury Fund                    2001            2001
----------------           ---------------   ---------------
Shares sold...............   1,992,090,204     3,943,663,553
Shares issued to
   shareholders in
   reinvestment of
   dividends..............      17,965,063        43,697,716
                           ---------------   ---------------
     Total................   2,010,055,267     3,987,361,269
Shares redeemed...........   1,656,192,262     3,614,367,906
                           ---------------   ---------------
     Net increase.........     353,863,005       372,993,363
                           ===============   ===============


                               Period           Year
                                Ended           Ended
Institutional                 October 31,     April 30,
Tax-Exempt Fund                  2001            2001
----------------           ---------------   ---------------
Shares sold...............   6,643,564,394    10,469,346,962
Shares issued to
   shareholders in
   reinvestment of
   dividends..............      46,719,735       103,368,914
                           ---------------   ---------------
      Total...............   6,690,284,129    10,572,715,876
Shares redeemed...........   5,610,645,072     9,481,021,102
                           ---------------   ---------------
     Net increase.........   1,079,639,057     1,091,694,774
                           ===============   ===============


4. DISTRIBUTIONS

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

   Dividends for the Institutional Tax-Exempt Fund are declared from net investment income--excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

   At April 30, 2001, the Institutional Tax-Exempt Fund had net capital loss carryovers of $128,246 of which $124,456 expire in the year 2003 and $3,790 expire in 2007.

5. TRUSTEES' FEES

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Terry K. Glenn*
   President & Trustee
   Executive Vice President,
     Merrill Lynch Investment Managers, L.P.

A. Bruce Brackenridge
   Trustee
   Retired Group Executive,
     J.P. Morgan & Co., Inc.

Charles C. Cabot, Jr.
   Trustee
   Partner,
     Sullivan & Worcester

James T. Flynn
   Trustee
   Retired Chief Financial Officer,
     J.P. Morgan & Co., Inc.

Todd Goodwin
   Trustee
   General Partner,
     Gibbons, Goodwin, van Amerongen

George W. Holbrook, Jr.
   Trustee
   Managing Partner,
     Bradley Resources Company

W. Carl Kester
   Trustee
   James R. Williston Professor of Business
   Administration,
     Harvard University Graduate School of
     Business Administration

Barry F.X. Smith
   Senior Vice President

John Ng
   Vice President & Portfolio Manager

Kevin Schiatta
   Vice President & Portfolio Manager

P. Michael Walsh
   Vice President & Portfolio Manager

William M. Breen
   Treasurer

Phillip S. Gillespie
   Secretary




* May be deemed to be an "interested person" of the Fund as such term is defined in the Investment Company Act of 1940.

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#MLMSA1101